SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 97.8%
Aerospace & Defense — 1.6%
General Dynamics Corp.	3,578	$495,303
Lockheed Martin Corp.	159	60,941
Northrop Grumman Corp.	2,426	765,379
Raytheon Technologies Corp.	22,223	1,278,711
The Boeing Co.	1,645	271,853

		2,872,187

Air Freight & Logistics — 0.5%
FedEx Corp.	3,437	864,474

		864,474

Airlines — 0.3%
Southwest Airlines Co.	14,155	530,813

		530,813

Banks — 1.2%
Citigroup, Inc.	49,213	2,121,572

		2,121,572

Beverages — 2.0%
PepsiCo, Inc.	19,395	2,688,147
The Coca-Cola Co.	20,701	1,022,008

		3,710,155

Biotechnology — 3.0%
AbbVie, Inc.	26,505	2,321,573
Amgen, Inc.	4,671	1,187,181
Biogen, Inc.(1)	2,932	831,750
Gilead Sciences, Inc.	5,271	333,074
Regeneron Pharmaceuticals, Inc.(1)	1,319	738,350

		5,411,928

Building Products — 1.5%
Carrier Global Corp.	23,125	706,237
Fortune Brands Home & Security, Inc.	13,084	1,132,028
Johnson Controls International PLC	22,786	930,808

		2,769,073

Capital Markets — 3.7%
E*TRADE Financial Corp.	18,571	929,478
Intercontinental Exchange, Inc.	8,757	876,138
KKR & Co., Inc.	33,511	1,150,768
Quilter PLC (United Kingdom)(2)	275,496	455,139
The Charles Schwab Corp.	29,376	1,064,292
The Goldman Sachs Group, Inc.	10,641	2,138,522

		6,614,337

Chemicals — 1.4%
Albemarle Corp.	2,201	196,505
Dow, Inc.	10,268	483,110
DuPont de Nemours, Inc.	4,571	253,599
Eastman Chemical Co.	2,454	191,707
Ecolab, Inc.	1,230	245,803
Linde PLC	579	137,877
The Sherwin-Williams Co.	1,368	953,140

		2,461,741

Construction Materials — 0.1%
Summit Materials, Inc., Class A(1)	8,328	137,745

		137,745

Containers & Packaging — 0.5%
Avery Dennison Corp.	2,527	323,051
Ball Corp.	3,848	319,846

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Containers & Packaging — (continued)
Packaging Corp. of America	2,020	$220,281

		863,178

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	6,386	1,359,835

		1,359,835

Electric Utilities — 2.7%
Duke Energy Corp.	1,976	174,995
Exelon Corp.	34,304	1,226,711
NextEra Energy, Inc.	5,696	1,580,982
NRG Energy, Inc.	63,664	1,957,031

		4,939,719

Electrical Equipment — 0.9%
Eaton Corp. PLC	15,641	1,595,851

		1,595,851

Entertainment — 2.3%
Activision Blizzard, Inc.	42,820	3,466,279
Live Nation Entertainment, Inc.(1)	11,300	608,844

		4,075,123

Equity Real Estate Investment — 1.5%
Boston Properties, Inc. REIT	4,529	363,678
Gaming and Leisure Properties, Inc. REIT	45,902	1,695,161
Outfront Media, Inc. REIT	48,756	709,400

		2,768,239

Food & Staples Retailing — 1.9%
BJ’s Wholesale Club Holdings, Inc.(1)	2,725	113,224
Costco Wholesale Corp.	3,048	1,082,040
Walmart, Inc.	16,329	2,284,590

		3,479,854

Food Products — 0.8%
Conagra Brands, Inc.	18,400	657,064
McCormick & Co., Inc.	3,775	732,728

		1,389,792

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	12,191	1,326,747
Baxter International, Inc.	9,488	763,025
Boston Scientific Corp.(1)	22,179	847,460
Danaher Corp.	6,195	1,333,969
DexCom, Inc.(1)	1,024	422,123
Intuitive Surgical, Inc.(1)	967	686,125
Medtronic PLC	4,376	454,754
The Cooper Cos., Inc.	1,734	584,566
Zimmer Biomet Holdings, Inc.	2,683	365,264

		6,784,033

Health Care Providers & Services — 2.2%
Cigna Corp.	8,271	1,401,190
Humana, Inc.	1,172	485,079
UnitedHealth Group, Inc.	6,537	2,038,041

		3,924,310

Hotels, Restaurants & Leisure — 1.4%
Aramark	11,866	313,856
Chipotle Mexican Grill, Inc.(1)	665	827,067
Hilton Worldwide Holdings, Inc.	8,522	727,097
Penn National Gaming, Inc.(1)	5,674	412,500

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
Wynn Resorts Ltd.	4,388	$315,102

		2,595,622

Household Products — 2.2%
The Procter & Gamble Co.	29,249	4,065,319

		4,065,319

Industrial Conglomerates — 1.4%
3M Co.	3,555	569,440
General Electric Co.	52,676	328,172
Honeywell International, Inc.	5,385	886,425
Roper Technologies, Inc.	1,840	727,002

		2,511,039

Insurance — 2.5%
AIA Group Ltd. (Hong Kong)	48,000	472,857
American International Group, Inc.	40,494	1,114,800
Assured Guaranty Ltd.	43,459	933,499
AXA S.A. (France)	47,358	874,244
Prudential PLC (United Kingdom)	80,400	1,147,850

		4,543,250

Interactive Media & Services — 4.9%
Alphabet, Inc., Class A(1)	3,488	5,112,013
Facebook, Inc., Class A(1)	14,112	3,695,933

		8,807,946

Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc.(1)	2,924	9,206,887
Booking Holdings, Inc.(1)	636	1,087,992

		10,294,879

IT Services — 8.6%
Fidelity National Information Services, Inc.	20,970	3,086,994
Fiserv, Inc.(1)	31,515	3,247,621
MasterCard, Inc., Class A	7,466	2,524,777
PayPal Holdings, Inc.(1)	16,656	3,281,731
Visa, Inc., Class A	12,433	2,486,227
WEX, Inc.(1)	6,168	857,167

		15,484,517

Leisure Products — 0.3%
Hasbro, Inc.	6,667	551,494

		551,494

Life Sciences Tools & Services — 1.6%
Avantor, Inc.(1)	22,629	508,926
Bio-Rad Laboratories, Inc., Class A(1)	1,089	561,336
Illumina, Inc.(1)	1,130	349,261
Thermo Fisher Scientific, Inc.	3,300	1,457,016

		2,876,539

Machinery — 0.7%
Deere & Co.	2,468	546,983
Otis Worldwide Corp.	12,899	805,155

		1,352,138

Media — 1.2%
Charter Communications, Inc., Class A(1)	3,556	2,220,153

		2,220,153

Metals & Mining — 1.2%
Anglo American PLC (United Kingdom)	24,640	595,022

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — (continued)
Freeport-McMoRan, Inc.	54,246	$848,407
Newmont Corp.	11,447	726,312

		2,169,741

Multi-Utilities — 0.6%
Ameren Corp.	8,681	686,494
Dominion Energy, Inc.	5,154	406,805

		1,093,299

Multiline Retail — 1.2%
Dollar General Corp.	2,618	548,785
Target Corp.	10,117	1,592,618

		2,141,403

Oil, Gas & Consumable Fuels — 1.7%
BP PLC (United Kingdom)	217,785	632,318
Cairn Energy PLC (United Kingdom)(1)	146,295	270,413
Cenovus Energy, Inc. (Canada)	237,195	924,518
Phillips 66	6,750	349,920
The Williams Cos., Inc.	13,952	274,157
TOTAL SE (France)	19,852	681,579

		3,132,905

Pharmaceuticals — 3.2%
Bristol Myers Squibb Co.	9,710	585,416
Eli Lilly and Co.	8,094	1,198,074
Johnson & Johnson	12,020	1,789,538
Merck & Co., Inc.	17,450	1,447,477
Pfizer, Inc.	19,232	705,814

		5,726,319

Professional Services — 0.4%
CoStar Group, Inc.(1)	839	711,900

		711,900

Road & Rail — 1.8%
Old Dominion Freight Line, Inc.	2,643	478,172
Union Pacific Corp.	14,058	2,767,598

		3,245,770

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(1)	20,322	1,666,201
Cree, Inc.(1)	16,529	1,053,558
Monolithic Power Systems, Inc.	5,761	1,610,833
NVIDIA Corp.	2,004	1,084,605
NXP Semiconductors N.V.	23,070	2,879,367
Texas Instruments, Inc.	16,691	2,383,308

		10,677,872

Software — 8.8%
Adobe, Inc.(1)	6,894	3,381,025
Microsoft Corp.	50,237	10,566,348
salesforce.com, Inc.(1)	8,009	2,012,822

		15,960,195

Specialty Retail — 2.8%
Advance Auto Parts, Inc.	1,643	252,201
Burlington Stores, Inc.(1)	758	156,216
CarMax, Inc.(1)	7,533	692,358
The Home Depot, Inc.	13,097	3,637,168
The TJX Cos., Inc.	5,294	294,611

		5,032,554

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	67,624	$7,831,536

		7,831,536

Textiles, Apparel & Luxury Goods — 0.7%
Levi Strauss & Co., Class A	15,335	205,489
NIKE, Inc., Class B	8,823	1,107,639

		1,313,128

Tobacco — 0.5%
Altria Group, Inc.	22,891	884,508

		884,508

Trading Companies & Distributors — 0.6%
United Rentals, Inc.(1)	4,665	814,042
Yellow Cake PLC (United Kingdom)(1)(2)	110,748	284,251

		1,098,293

Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.(1)	16,585	1,896,661

		1,896,661

Total Common Stocks (Cost $142,936,135)		176,892,939

Convertible Preferred Stocks — 0.2%
KKR & Co., Inc., 6.00%	6,100	317,200

Total Convertible Preferred Stocks (Cost $305,000)		317,200

Exchange-Traded Funds — 0.3%
SPDR S&P 500 ETF Trust	1,587	531,471

Total Exchange–Traded Funds (Cost $532,005)		531,471

	Principal Amount	Value

Short–Term Investment — 1.7%
Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $3,151,598, due 10/1/2020(3)	$3,151,598	3,151,598

Total Repurchase Agreements (Cost $3,151,598)		3,151,598

Total Investments — 100.0% (Cost $146,924,738)		180,893,208

Liabilities in excess of other assets — (0.0)%		(52,346)

Total Net Assets — 100.0%		$180,840,862

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2020, the aggregate market value of these securities amounted to $739,390, representing 0.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$3,229,300	$3,214,668

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$171,479,266	$5,413,673	*	$—	$176,892,939
Convertible Preferred Stocks	—	317,200	*	—	317,200
Exchange–Traded Funds	531,471	—		—	531,471
Repurchase Agreements	—	3,151,598		—	3,151,598

Total	$172,010,737	$8,882,471		$—	$180,893,208

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 96.1%
Aerospace & Defense — 3.7%
Curtiss-Wright Corp.	9,333	$870,395
Hexcel Corp.	39,032	1,309,524
Raytheon Technologies Corp.	71,406	4,108,701

		6,288,620

Airlines — 0.6%
Southwest Airlines Co.	27,606	1,035,225

		1,035,225

Auto Components — 2.4%
BorgWarner, Inc.	50,588	1,959,779
Gentex Corp.	85,770	2,208,578

		4,168,357

Banks — 6.0%
Citigroup, Inc.	55,659	2,399,460
JPMorgan Chase & Co.	47,127	4,536,916
Wells Fargo & Co.	140,908	3,312,747

		10,249,123

Biotechnology — 4.7%
Alexion Pharmaceuticals, Inc.(1)	29,974	3,429,925
Amgen, Inc.	18,164	4,616,562

		8,046,487

Capital Markets — 3.5%
LPL Financial Holdings, Inc.	22,062	1,691,494
Northern Trust Corp.	26,568	2,071,507
The Goldman Sachs Group, Inc.	10,633	2,136,914

		5,899,915

Communications Equipment — 3.9%
Ciena Corp.(1)	12,364	490,727
Cisco Systems, Inc.	52,468	2,066,715
F5 Networks, Inc.(1)	25,798	3,167,220
Lumentum Holdings, Inc.(1)	13,072	982,099

		6,706,761

Construction & Engineering — 2.2%
EMCOR Group, Inc.	29,378	1,989,184
Valmont Industries, Inc.	13,593	1,687,979

		3,677,163

Consumer Finance — 0.5%
Capital One Financial Corp.	12,001	862,392

		862,392

Containers & Packaging — 0.3%
Avery Dennison Corp.	4,450	568,888

		568,888

Distributors — 1.2%
LKQ Corp.(1)	71,721	1,988,823

		1,988,823

Diversified Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B(1)	31,323	6,669,920

		6,669,920

Diversified Telecommunication Services — 3.9%
Verizon Communications, Inc.	111,474	6,631,588

		6,631,588

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 2.0%
Emerson Electric Co.	38,522	$2,525,888
Hubbell, Inc.	6,992	956,785

		3,482,673

Electronic Equipment, Instruments & Components — 2.7%
Dolby Laboratories, Inc., Class A	31,014	2,055,608
Keysight Technologies, Inc.(1)	17,579	1,736,454
Littelfuse, Inc.	5,010	888,473

		4,680,535

Energy Equipment & Services — 0.5%
Helmerich & Payne, Inc.	58,069	850,711

		850,711

Equity Real Estate Investment — 0.9%
Mid-America Apartment Communities, Inc. REIT	13,270	1,538,657

		1,538,657

Food & Staples Retailing — 3.4%
Walmart, Inc.	40,795	5,707,628

		5,707,628

Health Care Providers & Services — 5.2%
Anthem, Inc.	11,312	3,038,290
Cigna Corp.	17,870	3,027,357
Quest Diagnostics, Inc.	24,219	2,772,833

		8,838,480

Household Durables — 4.1%
D.R. Horton, Inc.	64,230	4,857,715
Garmin Ltd.	21,734	2,061,687

		6,919,402

Insurance — 5.6%
Aflac, Inc.	37,739	1,371,813
Fidelity National Financial, Inc.	82,185	2,573,212
Reinsurance Group of America, Inc.	14,368	1,367,690
The Allstate Corp.	45,482	4,281,675

		9,594,390

IT Services — 5.5%
Akamai Technologies, Inc.(1)	14,716	1,626,707
Cognizant Technology Solutions Corp., Class A	44,274	3,073,501
Leidos Holdings, Inc.	26,683	2,378,789
MAXIMUS, Inc.	32,947	2,253,904

		9,332,901

Machinery — 1.5%
Altra Industrial Motion Corp.	14,812	547,600
Crane Co.	18,176	911,163
The Middleby Corp.(1)	12,206	1,095,000

		2,553,763

Media — 4.7%
Comcast Corp., Class A	143,206	6,624,710
Discovery, Inc., Class A(1)	59,352	1,292,093

		7,916,803

Metals & Mining — 0.7%
BHP Group Ltd., ADR	23,330	1,206,394

		1,206,394

Multiline Retail — 3.0%
Dollar General Corp.	5,254	1,101,343

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Multiline Retail — (continued)
Target Corp.	25,349	$3,990,440

		5,091,783

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	14,192	1,021,824
ConocoPhillips	42,195	1,385,684
EOG Resources, Inc.	23,781	854,689
Phillips 66	28,768	1,491,333

		4,753,530

Pharmaceuticals — 6.9%
Pfizer, Inc.	172,396	6,326,933
Roche Holding AG, ADR	128,540	5,502,798

		11,829,731

Professional Services — 1.3%
Robert Half International, Inc.	40,290	2,132,953

		2,132,953

Real Estate Management & Development — 2.1%
CBRE Group, Inc., Class A(1)	74,836	3,515,047

		3,515,047

Road & Rail — 0.8%
Kansas City Southern	7,512	1,358,395

		1,358,395

Semiconductors & Semiconductor Equipment — 0.7%
Lam Research Corp.	3,443	1,142,215

		1,142,215

Software — 0.5%
VMware, Inc., Class A(1)	5,588	802,828

		802,828

Specialty Retail — 1.6%
Murphy USA, Inc.(1)	21,035	2,698,159

		2,698,159

Tobacco — 2.8%
Philip Morris International, Inc.	63,925	4,793,736

		4,793,736

Total Common Stocks (Cost $161,508,837)		163,533,976

	Principal Amount	Value

Short–Term Investment — 4.2%
Repurchase Agreements — 4.2%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $7,126,264, due 10/1/2020(2)	$7,126,264	7,126,264

Total Repurchase Agreements (Cost $7,126,264)		7,126,264

Total Investments — 100.3% (Cost $168,635,101)		170,660,240

Liabilities in excess of other assets — (0.3)%		(461,159)

Total Net Assets — 100.0%		$170,199,081

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$7,301,900	$7,268,815

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$163,533,976	$—	$—	$163,533,976
Repurchase Agreements	—	7,126,264	—	7,126,264

Total	$163,533,976	$7,126,264	$—	$170,660,240

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 97.7%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	394	$124,303

		124,303

Air Freight & Logistics — 1.4%
United Parcel Service, Inc., Class B	988	164,630

		164,630

Banks — 4.5%
Bank of America Corp.	8,561	206,234
JPMorgan Chase & Co.	2,558	246,259
Popular, Inc.	1,660	60,208

		512,701

Biotechnology — 2.5%
AbbVie, Inc.	1,706	149,429
Alexion Pharmaceuticals, Inc.(1)	648	74,151
Exact Sciences Corp.(1)	610	62,189

		285,769

Building Products — 2.3%
Masco Corp.	2,140	117,978
Trane Technologies PLC	1,174	142,348

		260,326

Capital Markets — 1.6%
BlackRock, Inc.	318	179,209

		179,209

Communications Equipment — 1.4%
Cisco Systems, Inc.	4,003	157,678

		157,678

Electronic Equipment, Instruments & Components — 1.1%
TE Connectivity Ltd.	1,327	129,701

		129,701

Entertainment — 1.2%
Electronic Arts, Inc.(1)	1,060	138,235

		138,235

Equity Real Estate Investment — 3.4%
American Homes 4 Rent, Class A REIT	3,035	86,437
American Tower Corp. REIT	648	156,641
Prologis, Inc. REIT	1,448	145,698

		388,776

Food & Staples Retailing — 1.7%
Walmart, Inc.	1,385	193,775

		193,775

Food Products — 1.4%
Mondelez International, Inc., Class A	2,838	163,043

		163,043

Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	1,777	142,906
Danaher Corp.	451	97,114
Medtronic PLC	1,652	171,676

		411,696

Health Care Providers & Services — 2.3%
Centene Corp.(1)	2,123	123,835

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — (continued)
Cigna Corp.	838	$141,965

		265,800

Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants, Inc.	754	75,958
Las Vegas Sands Corp.	1,916	89,400

		165,358

Household Products — 1.3%
Kimberly-Clark Corp.	973	143,673

		143,673

Insurance — 1.3%
The Allstate Corp.	1,515	142,622

		142,622

Interactive Media & Services — 4.9%
Alphabet, Inc., Class C(1)	381	559,918

		559,918

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc.(1)	209	658,085

		658,085

IT Services — 5.3%
Fidelity National Information Services, Inc.	1,262	185,779
International Business Machines Corp.	1,374	167,174
MasterCard, Inc., Class A	735	248,555

		601,508

Life Sciences Tools & Services — 1.1%
IQVIA Holdings, Inc.(1)	786	123,897

		123,897

Machinery — 1.2%
Cummins, Inc.	641	135,354

		135,354

Media — 3.1%
Comcast Corp., Class A	5,206	240,830
Discovery, Inc., Class A(1)	5,056	110,069

		350,899

Metals & Mining — 1.0%
Barrick Gold Corp.	3,978	111,822

		111,822

Multi-Utilities — 1.3%
DTE Energy Co.	1,301	149,667

		149,667

Multiline Retail — 2.8%
Dollar Tree, Inc.(1)	1,320	120,569
Target Corp.	1,281	201,655

		322,224

Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp.	2,013	144,936
EOG Resources, Inc.	1,173	42,158

		187,094

Pharmaceuticals — 5.2%
Bristol Myers Squibb Co.	1,888	113,827

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — (continued)
Eli Lilly and Co.	1,136	$168,151
Johnson & Johnson	2,076	309,075

		591,053

Road & Rail — 3.0%
Norfolk Southern Corp.	734	157,069
Union Pacific Corp.	961	189,192

		346,261

Semiconductors & Semiconductor Equipment — 6.0%
Applied Materials, Inc.	2,298	136,616
Broadcom, Inc.	605	220,414
NVIDIA Corp.	379	205,122
NXP Semiconductors N.V.	954	119,069

		681,221

Software — 10.0%
Adobe, Inc.(1)	470	230,502
Microsoft Corp.	3,679	773,804
NortonLifeLock, Inc.	6,749	140,649

		1,144,955

Specialty Retail — 2.2%
The Home Depot, Inc.	916	254,382

		254,382

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	5,713	661,622
HP, Inc.	6,711	127,442

		789,064

Tobacco — 1.4%
Philip Morris International, Inc.	2,174	163,028

		163,028

Wireless Telecommunication Services — 1.4%
T-Mobile U.S., Inc.(1)	1,439	164,564

		164,564

Total Common Stocks (Cost $9,047,007)		11,162,291

	Principal Amount	Value

Short–Term Investment — 2.8%
Repurchase Agreements — 2.8%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $318,309, due 10/1/2020(2)	$318,309	318,309

Total Repurchase Agreements (Cost $318,309)		318,309

Total Investments — 100.5% (Cost $9,365,316)		11,480,600

Liabilities in excess of other assets — (0.5)%		(58,819)

Total Net Assets — 100.0%		$11,421,781

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$326,200	$324,722

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,162,291	$—	$—	$11,162,291
Repurchase Agreements	—	318,309	—	318,309

Total	$11,162,291	$318,309	$—	$11,480,600

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 97.8%
Australia — 3.3%
CSL Ltd.	14,554	$2,998,733
IDP Education Ltd.	117,415	1,604,336

		4,603,069

Cayman Islands — 5.2%
Alibaba Group Holding Ltd., ADR(1)	7,696	2,262,470
Sea Ltd., ADR(1)	16,497	2,541,198
Tencent Holdings Ltd.	35,700	2,377,383

		7,181,051

China — 1.1%
Ping An Insurance Group Co. of China Ltd., Class H	144,500	1,490,696

		1,490,696

Denmark — 6.0%
Genmab A/S(1)	5,463	1,983,683
Novo Nordisk A/S, Class B	56,896	3,952,097
Orsted A/S(2)	17,395	2,399,377

		8,335,157

Finland — 1.8%
Kone OYJ, Class B	27,957	2,457,756

		2,457,756

France — 6.9%
L’Oreal S.A.	9,856	3,207,163
LVMH Moet Hennessy Louis Vuitton SE	8,783	4,106,016
Safran S.A.(1)	23,966	2,358,345

		9,671,524

Germany — 14.6%
adidas AG(1)	8,869	2,870,569
Beiersdorf AG	16,899	1,921,720
Delivery Hero SE(1)(2)	23,826	2,740,709
Deutsche Boerse AG	11,884	2,087,057
SAP SE	27,710	4,315,095
Symrise AG	15,057	2,083,014
Vonovia SE	27,153	1,865,914
Zalando SE(1)(2)	25,280	2,366,252

		20,250,330

Hong Kong — 4.9%
AIA Group Ltd.	372,600	3,670,549
Hong Kong Exchanges & Clearing Ltd.	67,100	3,153,994

		6,824,543

India — 1.0%
HDFC Bank Ltd., ADR(1)	27,258	1,361,810

		1,361,810

Ireland — 1.5%
Linde PLC	8,674	2,052,985

		2,052,985

Japan — 13.9%
Daikin Industries Ltd.	15,600	2,876,494
Hoya Corp.	24,100	2,716,543
Kao Corp.	28,100	2,108,628
Keyence Corp.	7,600	3,541,924
Shimano, Inc.	9,000	1,771,950
SMC Corp.	4,600	2,560,165
Sony Corp.	40,300	3,082,342

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — (continued)
Sysmex Corp.	7,700	$734,842

		19,392,888

Luxembourg — 1.5%
Spotify Technology S.A.(1)	8,413	2,040,741

		2,040,741

Netherlands — 6.7%
Adyen N.V.(1)(2)	1,450	2,672,142
Argenx SE(1)	6,695	1,763,544
ASML Holding N.V.	13,381	4,934,037

		9,369,723

Spain — 1.1%
Cellnex Telecom S.A.(2)	24,571	1,493,321

		1,493,321

Sweden — 3.3%
Assa Abloy AB, Class B	85,201	1,988,681
Atlas Copco AB, Class A	54,356	2,586,976

		4,575,657

Switzerland — 13.4%
Lonza Group AG (Reg S)	5,343	3,298,129
Nestle S.A. (Reg S)	69,014	8,187,758
Partners Group Holding AG	1,733	1,594,660
Roche Holding AG	16,421	5,618,071

		18,698,618

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,272	2,292,011

		2,292,011

United Kingdom — 10.0%
Diageo PLC	90,920	3,114,755
InterContinental Hotels Group PLC(1)	33,607	1,764,401
Intertek Group PLC	28,059	2,282,375
London Stock Exchange Group PLC	24,013	2,747,105
RELX PLC	103,022	2,297,589
Smith & Nephew PLC	90,093	1,755,586

		13,961,811

Total Common Stocks (Cost $96,356,549)		136,053,691

Preferred Stocks — 0.8%
Germany — 0.8%
Sartorius AG, 0.09%	2,865	1,176,924

Total Preferred Stocks (Cost $870,817)		1,176,924

	Principal Amount	Value

Short–Term Investment — 1.2%
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $1,600,189, due 10/1/2020(3)	$1,600,189	1,600,189

Total Repurchase Agreements (Cost $1,600,189)		1,600,189

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2020 (unaudited)	Value
Total Investments — 99.8% (Cost $98,827,555)	$138,830,804

Assets in excess of other liabilities — 0.2%	311,699

Total Net Assets — 100.0%	$139,142,503

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2020, the aggregate market value of these securities amounted to $11,671,801, representing 8.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$1,639,700	$1,632,271

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$4,603,069	*	$—	$4,603,069
Cayman Islands	4,803,668	2,377,383	*	—	7,181,051
China	—	1,490,696	*	—	1,490,696
Denmark	—	8,335,157	*	—	8,335,157
Finland	—	2,457,756	*	—	2,457,756
France	—	9,671,524	*	—	9,671,524
Germany	—	20,250,330	*	—	20,250,330
Hong Kong	—	6,824,543	*	—	6,824,543
India	1,361,810	—		—	1,361,810
Ireland	—	2,052,985	*	—	2,052,985
Japan	—	19,392,888	*	—	19,392,888
Luxembourg	2,040,741	—		—	2,040,741
Netherlands	—	9,369,723	*	—	9,369,723
Spain	—	1,493,321	*	—	1,493,321
Sweden	—	4,575,657	*	—	4,575,657
Switzerland	—	18,698,618	*	—	18,698,618
Taiwan	2,292,011	—		—	2,292,011
United Kingdom	—	13,961,811	*	—	13,961,811
Preferred Stocks
Germany	—	1,176,924	*	—	1,176,924
Repurchase Agreements	—	1,600,189		—	1,600,189

Total	$10,498,230	$128,332,574		$—	$138,830,804

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 97.1%
Canada — 3.4%
Canadian National Railway Co.	26,000	$2,768,999
Suncor Energy, Inc.	156,231	1,907,789
TMX Group Ltd.	23,503	2,417,108

		7,093,896

Cayman Islands — 2.9%
Autohome, Inc., ADR	23,455	2,251,680
ENN Energy Holdings Ltd.	145,200	1,584,078
ESR Cayman Ltd.(1)(2)	706,800	2,205,207

		6,040,965

China — 1.5%
Ping An Insurance Group Co. of China Ltd., Class H	300,000	3,094,870

		3,094,870

Denmark — 3.2%
Carlsberg A/S, Class B	22,624	3,046,324
Vestas Wind Systems A/S	21,998	3,559,419

		6,605,743

Finland — 2.4%
Nordea Bank Abp(2)	317,666	2,419,782
Sampo OYJ, Class A	64,105	2,536,113

		4,955,895

France — 15.0%
Air Liquide S.A.	26,182	4,154,646
Alstom S.A.(2)	57,086	2,842,172
BNP Paribas S.A.(2)	38,045	1,378,219
Engie S.A.(2)	421,617	5,635,112
Safran S.A.(2)	34,012	3,346,910
Sanofi	60,806	6,096,959
Vinci S.A.	23,187	1,934,048
Vivendi S.A.	211,009	5,881,282

		31,269,348

Germany — 10.3%
Continental AG	18,806	2,038,670
Fresenius Medical Care AG & Co. KGaA	29,344	2,477,745
Infineon Technologies AG	73,497	2,078,991
Merck KGaA	19,559	2,856,060
ProSiebenSat.1 Media SE(2)	86,516	1,136,430
SAP SE	52,788	8,220,326
Vonovia SE	38,220	2,626,421

		21,434,643

Ireland — 5.9%
Aon PLC, Class A	19,952	4,116,097
Medtronic PLC	59,339	6,166,509
Ryanair Holdings PLC, ADR(2)	23,818	1,947,360

		12,229,966

Israel — 0.9%
Bank Leumi Le-Israel BM	411,660	1,811,070

		1,811,070

Italy — 2.2%
Enel S.p.A.	537,670	4,668,670

		4,668,670

Japan — 15.4%
Daiwa House Industry Co. Ltd.	120,112	3,086,095
Hitachi Ltd.	108,600	3,669,562

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — (continued)
Kao Corp.	35,430	$2,658,672
Makita Corp.	72,500	3,458,055
Nexon Co. Ltd.	201,900	5,014,151
Nintendo Co. Ltd.	10,100	5,741,652
Sumitomo Mitsui Financial Group, Inc.	92,900	2,585,049
Suzuki Motor Corp.	46,200	1,978,817
Yamaha Corp.	40,800	1,952,938
Z Holdings Corp.	275,518	1,840,777

		31,985,768

Luxembourg — 0.8%
ArcelorMittal S.A.(2)	121,769	1,623,906

		1,623,906

Mexico — 0.5%
Arca Continental S.A.B. de C.V.	263,300	1,134,935

		1,134,935

Netherlands — 4.4%
JDE Peet’s B.V.(2)	39,653	1,613,137
Koninklijke DSM N.V.	28,027	4,618,733
Wolters Kluwer N.V.	33,134	2,828,847

		9,060,717

Norway — 2.4%
Equinor ASA	139,830	1,973,366
Telenor ASA	180,026	3,016,339

		4,989,705

Portugal — 1.4%
EDP - Energias de Portugal S.A.	458,229	2,252,224
Galp Energia SGPS S.A.	67,212	622,994

		2,875,218

Republic of Korea — 1.6%
Samsung Electronics Co. Ltd.	65,115	3,280,863

		3,280,863

Singapore — 1.0%
DBS Group Holdings Ltd.	134,080	1,972,092

		1,972,092

Spain — 0.8%
Banco Santander S.A.(2)	946,070	1,762,490

		1,762,490

Sweden — 1.7%
Hexagon AB, Class B(2)	22,318	1,686,705
Sandvik AB(2)	98,867	1,928,608

		3,615,313

Switzerland — 5.9%
ABB Ltd. (Reg S)	191,114	4,843,783
Flughafen Zurich AG (Reg S)(2)	10,617	1,453,810
Novartis AG (Reg S)	69,364	6,027,819

		12,325,412

United Kingdom — 13.5%
3i Group PLC	25,116	322,403
BHP Group PLC	122,988	2,621,959
Compass Group PLC	141,850	2,129,333
Ferguson PLC	29,981	3,016,577
Informa PLC(2)	369,852	1,793,235

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
United Kingdom — (continued)
Network International Holdings PLC(1)(2)	84,966	$300,153
Prudential PLC	191,145	2,728,929
RELX PLC	229,298	5,075,494
RSA Insurance Group PLC	288,565	1,678,640
Tesco PLC	1,445,737	3,963,612
Unilever PLC	71,077	4,379,615

		28,009,950

Total Common Stocks (Cost $192,667,845)		201,841,435

Preferred Stocks — 1.7%
Germany — 1.7%
Volkswagen AG, 3.00%	21,846	3,515,862

Total Preferred Stocks (Cost $3,681,094)		3,515,862

	Principal Amount	Value

Short–Term Investment — 1.1%
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $2,218,246, due 10/1/2020(3)	$2,218,246	2,218,246

Total Repurchase Agreements (Cost $2,218,246)		2,218,246

Total Investments — 99.9% (Cost $198,567,185)		207,575,543

Assets in excess of other liabilities — 0.1%		222,464

Total Net Assets — 100.0%		$207,798,007

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2020, the aggregate market value of these securities amounted to $2,505,360, representing 1.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Non–income–producing security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$2,273,000	$2,262,701

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$7,093,896	$—		$—	$7,093,896
Cayman Islands	2,251,680	3,789,285	*	—	6,040,965
China	—	3,094,870	*	—	3,094,870
Denmark	—	6,605,743	*	—	6,605,743
Finland	—	4,955,895	*	—	4,955,895
France	—	31,269,348	*	—	31,269,348
Germany	—	21,434,643	*	—	21,434,643
Ireland	12,229,966	—		—	12,229,966
Israel	—	1,811,070	*	—	1,811,070
Italy	—	4,668,670	*	—	4,668,670
Japan	—	31,985,768	*	—	31,985,768
Luxembourg	—	1,623,906	*	—	1,623,906
Mexico	1,134,935	—		—	1,134,935
Netherlands	—	9,060,717	*	—	9,060,717
Norway	—	4,989,705	*	—	4,989,705
Portugal	—	2,875,218	*	—	2,875,218
Republic of Korea	—	3,280,863	*	—	3,280,863
Singapore	—	1,972,092	*	—	1,972,092
Spain	—	1,762,490	*	—	1,762,490
Sweden	—	3,615,313	*	—	3,615,313
Switzerland	—	12,325,412	*	—	12,325,412
United Kingdom	—	28,009,950	*	—	28,009,950
Preferred Stocks
Germany	—	3,515,862	*	—	3,515,862
Repurchase Agreements	—	2,218,246		—	2,218,246

Total	$22,710,477	$184,865,066		$—	$207,575,543

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 100.1%
Aerospace & Defense — 0.7%
Raytheon Technologies Corp.	73,460	$4,226,888

		4,226,888

Air Freight & Logistics — 1.1%
FedEx Corp.	26,258	6,604,412

		6,604,412

Automobiles — 1.3%
Tesla, Inc.(1)	17,745	7,612,783

		7,612,783

Beverages — 2.5%
Constellation Brands, Inc., Class A	41,649	7,892,902
Monster Beverage Corp.(1)	82,737	6,635,507

		14,528,409

Biotechnology — 3.1%
Biogen, Inc.(1)	9,741	2,763,327
Sarepta Therapeutics, Inc.(1)	19,875	2,791,046
Seattle Genetics, Inc.(1)	27,528	5,386,954
Vertex Pharmaceuticals, Inc.(1)	26,362	7,173,628

		18,114,955

Building Products — 1.2%
Fortune Brands Home & Security, Inc.	80,426	6,958,458

		6,958,458

Capital Markets — 0.6%
S&P Global, Inc.	10,497	3,785,218

		3,785,218

Chemicals — 1.5%
PPG Industries, Inc.	40,972	5,001,862
The Sherwin-Williams Co.	5,706	3,975,598

		8,977,460

Commercial Services & Supplies — 0.8%
Copart, Inc.(1)	46,267	4,865,438

		4,865,438

Construction Materials — 0.7%
Vulcan Materials Co.	31,104	4,215,836

		4,215,836

Consumer Finance — 1.2%
American Express Co.	68,437	6,860,809

		6,860,809

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	57,843	3,441,080

		3,441,080

Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	31,378	3,750,613
Zebra Technologies Corp., Class A(1)	15,968	4,031,281

		7,781,894

Entertainment — 2.0%
Activision Blizzard, Inc.	79,107	6,403,712
The Walt Disney Co.	42,623	5,288,662

		11,692,374

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate Investment — 1.1%
American Tower Corp. REIT	25,936	$6,269,509

		6,269,509

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	20,550	7,295,250

		7,295,250

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	76,261	6,132,910
Becton Dickinson and Co.	19,136	4,452,564
Edwards Lifesciences Corp.(1)	59,789	4,772,358
Teleflex, Inc.	13,578	4,622,223

		19,980,055

Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	44,563	13,893,407

		13,893,407

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	28,749	6,310,118
Penn National Gaming, Inc.(1)	53,836	3,913,877

		10,223,995

Household Products — 1.5%
The Procter & Gamble Co.	64,749	8,999,464

		8,999,464

Interactive Media & Services — 8.3%
Alphabet, Inc., Class A(1)	15,715	23,031,904
Facebook, Inc., Class A(1)	99,479	26,053,550

		49,085,454

Internet & Direct Marketing Retail — 7.2%
Amazon.com, Inc.(1)	13,477	42,435,434

		42,435,434

IT Services — 10.2%
EPAM Systems, Inc.(1)	17,581	5,683,586
FleetCor Technologies, Inc.(1)	25,735	6,127,504
Global Payments, Inc.	39,286	6,976,408
GoDaddy, Inc., Class A(1)	72,829	5,532,819
Leidos Holdings, Inc.	38,915	3,469,272
MasterCard, Inc., Class A	46,479	15,717,803
PayPal Holdings, Inc.(1)	60,907	12,000,506
Square, Inc., Class A(1)	30,691	4,988,822

		60,496,720

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	23,183	10,235,758

		10,235,758

Machinery — 1.5%
Illinois Tool Works, Inc.	24,844	4,800,109
Nordson Corp.	21,800	4,181,676

		8,981,785

Pharmaceuticals — 2.2%
Eli Lilly and Co.	64,918	9,609,162
Horizon Therapeutics PLC(1)	41,208	3,201,038

		12,810,200

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — 0.6%
Equifax, Inc.	24,268	$3,807,649

		3,807,649

Road & Rail — 0.5%
Uber Technologies, Inc.(1)	82,966	3,026,600

		3,026,600

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.(1)	108,695	8,911,903
Entegris, Inc.	65,081	4,838,122
KLA Corp.	24,049	4,659,253
Marvell Technology Group Ltd.	150,966	5,993,350
Micron Technology, Inc.(1)	94,214	4,424,290
Teradyne, Inc.	50,792	4,035,932

		32,862,850

Software — 17.2%
Adobe, Inc.(1)	29,969	14,697,697
DocuSign, Inc.(1)	16,017	3,447,499
Guidewire Software, Inc.(1)	41,529	4,330,229
Microsoft Corp.	203,548	42,812,251
salesforce.com, Inc.(1)	62,505	15,708,756
ServiceNow, Inc.(1)	16,838	8,166,430
SS&C Technologies Holdings, Inc.	64,367	3,895,491
Workday, Inc., Class A(1)	40,326	8,675,332

		101,733,685

Specialty Retail — 1.7%
The TJX Cos., Inc.	182,519	10,157,182

		10,157,182

Technology Hardware, Storage & Peripherals — 9.6%
Apple, Inc.	489,798	56,723,506

		56,723,506

Textiles, Apparel & Luxury Goods — 4.0%
NIKE, Inc., Class B	76,707	9,629,797
PVH Corp.	71,505	4,264,558
Under Armour, Inc., Class C(1)	344,679	3,391,641
VF Corp.	94,380	6,630,195

		23,916,191

Total Common Stocks (Cost $439,948,915)		592,600,708

	Principal Amount	Value

Short–Term Investment — 0.1%
Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $ 757,579, due 10/1/2020(2)	$757,579	757,579

Total Repurchase Agreements (Cost $757,579)		757,579

Total Investments — 100.2% (Cost $440,706,494)		593,358,287

Liabilities in excess of other assets — (0.2)%		(1,370,507)

Total Net Assets — 100.0%		$591,987,780

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$776,300	$772,783

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$592,600,708	$—	$—	$592,600,708
Repurchase Agreements	—	757,579	—	757,579

Total	$592,600,708	$757,579	$—	$593,358,287

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 98.6%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	53,993	$902,763
Huntington Ingalls Industries, Inc.	4,877	686,438
Northrop Grumman Corp.	3,441	1,085,601

		2,674,802

Auto Components — 0.3%
Lear Corp.	5,660	617,223

		617,223

Automobiles — 0.5%
Harley-Davidson, Inc.	36,501	895,735

		895,735

Banks — 10.3%
Bank of America Corp.	202,755	4,884,368
Citigroup, Inc.	41,819	1,802,817
Fifth Third Bancorp	52,183	1,112,542
Huntington Bancshares, Inc.	169,169	1,551,280
JPMorgan Chase & Co.	78,912	7,596,858
Truist Financial Corp.	77,371	2,943,966

		19,891,831

Beverages — 0.9%
Coca-Cola European Partners PLC	46,356	1,799,076

		1,799,076

Building Products — 1.2%
Owens Corning	33,462	2,302,520

		2,302,520

Capital Markets — 0.8%
The Charles Schwab Corp.	45,668	1,654,552

		1,654,552

Chemicals — 2.5%
DuPont de Nemours, Inc.	48,244	2,676,577
FMC Corp.	12,441	1,317,626
PPG Industries, Inc.	7,587	926,221

		4,920,424

Communications Equipment — 2.4%
Cisco Systems, Inc.	120,163	4,733,221

		4,733,221

Construction Materials — 0.4%
CRH PLC, ADR	21,126	762,437

		762,437

Distributors — 0.5%
LKQ Corp.(1)	33,717	934,972

		934,972

Diversified Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(1)	33,999	7,239,747

		7,239,747

Electric Utilities — 1.5%
Edison International	38,361	1,950,273
FirstEnergy Corp.	35,130	1,008,583

		2,958,856

Electrical Equipment — 2.4%
AMETEK, Inc.	8,416	836,550

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — (continued)
Eaton Corp. PLC	37,181	$3,793,578

		4,630,128

Energy Equipment & Services — 0.4%
Schlumberger N.V.	53,697	835,525

		835,525

Food & Staples Retailing — 1.5%
The Kroger Co.	85,840	2,910,834

		2,910,834

Health Care Equipment & Supplies — 2.1%
Medtronic PLC	29,523	3,068,030
Zimmer Biomet Holdings, Inc.	7,618	1,037,115

		4,105,145

Health Care Providers & Services — 8.1%
AmerisourceBergen Corp.	23,970	2,323,172
Anthem, Inc.	14,029	3,768,049
Cigna Corp.	26,685	4,520,706
McKesson Corp.	15,846	2,359,945
UnitedHealth Group, Inc.	8,924	2,782,236

		15,754,108

Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp.	17,998	839,787
Wyndham Hotels & Resorts, Inc.	19,816	1,000,708

		1,840,495

Household Durables — 1.8%
Lennar Corp., Class A	23,715	1,937,041
Mohawk Industries, Inc.(1)	15,487	1,511,377

		3,448,418

Household Products — 1.0%
Kimberly-Clark Corp.	13,081	1,931,540

		1,931,540

Independent Power and Renewable Electricity Producers — 0.7%
Vistra Corp.	76,194	1,437,019

		1,437,019

Insurance — 8.0%
Aflac, Inc.	37,064	1,347,276
American International Group, Inc.	94,722	2,607,697
Chubb Ltd.	30,546	3,547,002
Everest Re Group Ltd.	8,309	1,641,360
Marsh & McLennan Cos., Inc.	14,679	1,683,681
RenaissanceRe Holdings Ltd.	5,368	911,164
The Progressive Corp.	39,602	3,749,121

		15,487,301

Interactive Media & Services — 2.3%
Alphabet, Inc., Class A(1)	2,224	3,259,494
Facebook, Inc., Class A(1)	4,471	1,170,955

		4,430,449

Life Sciences Tools & Services — 0.8%
Avantor, Inc.(1)	68,237	1,534,650

		1,534,650

Machinery — 5.5%
Caterpillar, Inc.	17,099	2,550,316

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — (continued)
Cummins, Inc.	8,376	$1,768,676
Deere & Co.	15,219	3,372,987
Dover Corp.	17,271	1,871,140
Otis Worldwide Corp.	16,708	1,042,913

		10,606,032

Metals & Mining — 2.5%
Barrick Gold Corp.	39,238	1,102,980
Kinross Gold Corp.(1)	100,543	886,789
Newmont Corp.	21,024	1,333,973
Yamana Gold, Inc.	279,054	1,585,027

		4,908,769

Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	76,593	1,482,075

		1,482,075

Oil, Gas & Consumable Fuels — 3.4%
ConocoPhillips	81,035	2,661,189
Marathon Petroleum Corp.	68,328	2,004,744
Parsley Energy, Inc., Class A	89,878	841,258
Valero Energy Corp.	24,088	1,043,492

		6,550,683

Pharmaceuticals — 10.0%
GlaxoSmithKline PLC, ADR	42,685	1,606,663
Johnson & Johnson	49,217	7,327,427
Merck & Co., Inc.	27,088	2,246,950
Novartis AG, ADR	39,847	3,465,095
Pfizer, Inc.	128,100	4,701,270

		19,347,405

Road & Rail — 1.4%
Kansas City Southern	5,744	1,038,688
Union Pacific Corp.	8,144	1,603,309

		2,641,997

Semiconductors & Semiconductor Equipment — 6.9%
Applied Materials, Inc.	39,518	2,349,345
KLA Corp.	9,737	1,886,446
Lam Research Corp.	9,048	3,001,674
Micron Technology, Inc.(1)	54,211	2,545,749
NXP Semiconductors N.V.	15,010	1,873,398
ON Semiconductor Corp.(1)	13,677	296,654
Qorvo, Inc.(1)	10,524	1,357,701

		13,310,967

Software — 2.8%
Microsoft Corp.	6,356	1,336,858
Oracle Corp.	39,669	2,368,239
SS&C Technologies Holdings, Inc.	27,219	1,647,294

		5,352,391

Specialty Retail — 6.1%
AutoZone, Inc.(1)	3,403	4,007,509
Best Buy Co., Inc.	30,812	3,429,068
Lowe’s Cos., Inc.	11,645	1,931,440
The TJX Cos., Inc.	28,516	1,586,915
Williams-Sonoma, Inc.	9,055	818,934

		11,773,866

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 0.6%
Tapestry, Inc.	70,555	$1,102,775

		1,102,775

Trading Companies & Distributors — 0.7%
United Rentals, Inc.(1)	7,668	1,338,066

		1,338,066

Wireless Telecommunication Services — 1.5%
T-Mobile U.S., Inc.(1)	24,702	2,824,921

		2,824,921

Total Common Stocks (Cost $184,045,331)		190,970,955

	Principal Amount	Value

Short–Term Investment — 1.6%
Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $3,081,658, due 10/1/2020(2)	$3,081,658	3,081,658

Total Repurchase Agreements (Cost $3,081,658)		3,081,658

Total Investments — 100.2% (Cost $187,126,989)		194,052,613

Liabilities in excess of other assets — (0.2)%		(409,061)

Total Net Assets — 100.0%		$193,643,552

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$3,157,600	$3,143,293

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$190,970,955	$—	$—	$190,970,955
Repurchase Agreements	—	3,081,658	—	3,081,658

Total	$190,970,955	$3,081,658	$—	$194,052,613

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 99.3%
Aerospace & Defense — 1.2%
Raytheon Technologies Corp.	71,530	$4,115,836

		4,115,836

Air Freight & Logistics — 3.9%
CH Robinson Worldwide, Inc.	33,284	3,401,292
United Parcel Service, Inc., Class B	56,726	9,452,253

		12,853,545

Auto Components — 1.3%
Aptiv PLC	45,304	4,153,471

		4,153,471

Beverages — 2.2%
Anheuser-Busch InBev S.A., ADR	50,748	2,734,302
Monster Beverage Corp.(1)	58,570	4,697,314

		7,431,616

Biotechnology — 4.7%
Alexion Pharmaceuticals, Inc.(1)	37,898	4,336,668
Amgen, Inc.	33,000	8,387,280
BioMarin Pharmaceutical, Inc.(1)	37,701	2,868,292

		15,592,240

Chemicals — 1.6%
Ecolab, Inc.	26,001	5,196,040

		5,196,040

Consumer Finance — 1.3%
American Express Co.	43,333	4,344,133

		4,344,133

Entertainment — 1.5%
The Walt Disney Co.	39,929	4,954,390

		4,954,390

Equity Real Estate Investment — 1.9%
Equinix, Inc. REIT	8,207	6,238,387

		6,238,387

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	15,669	5,562,495

		5,562,495

Health Care Equipment & Supplies — 1.1%
Alcon, Inc.(1)	65,410	3,725,100

		3,725,100

Health Care Providers & Services — 3.3%
UnitedHealth Group, Inc.	34,647	10,801,895

		10,801,895

Interactive Media & Services — 5.9%
Facebook, Inc., Class A(1)	74,863	19,606,620

		19,606,620

Internet & Direct Marketing Retail — 12.6%
Alibaba Group Holding Ltd., ADR(1)	24,906	7,321,866
Amazon.com, Inc.(1)	9,810	30,889,041
Booking Holdings, Inc.(1)	2,222	3,801,131

		42,012,038

IT Services — 7.9%
Akamai Technologies, Inc.(1)	58,719	6,490,798

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — (continued)
Fidelity National Information Services, Inc.	37,257	$5,484,603
Visa, Inc., Class A	70,757	14,149,278

		26,124,679

Life Sciences Tools & Services — 2.9%
Thermo Fisher Scientific, Inc.	22,132	9,771,721

		9,771,721

Media — 1.9%
Comcast Corp., Class A	135,362	6,261,846

		6,261,846

Pharmaceuticals — 2.7%
Zoetis, Inc.	54,931	9,083,939

		9,083,939

Professional Services — 1.8%
IHS Markit Ltd.	76,257	5,986,937

		5,986,937

Road & Rail — 1.4%
Uber Technologies, Inc.(1)	125,482	4,577,583

		4,577,583

Semiconductors & Semiconductor Equipment — 7.7%
NVIDIA Corp.	17,883	9,678,637
NXP Semiconductors N.V.	24,050	3,001,681
QUALCOMM, Inc.	74,621	8,781,399
Texas Instruments, Inc.	29,212	4,171,182

		25,632,899

Software — 17.3%
Adobe, Inc.(1)	23,600	11,574,148
Microsoft Corp.	82,384	17,327,827
Nutanix, Inc., Class A(1)	82,192	1,823,019
Palo Alto Networks, Inc.(1)	21,124	5,170,099
salesforce.com, Inc.(1)	45,140	11,344,585
Splunk, Inc.(1)	31,741	5,971,434
VMware, Inc., Class A(1)	30,790	4,423,599

		57,634,711

Specialty Retail — 4.9%
Advance Auto Parts, Inc.	30,350	4,658,725
The Home Depot, Inc.	23,983	6,660,319
Ulta Beauty, Inc.(1)	22,683	5,080,538

		16,399,582

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	143,854	16,659,732

		16,659,732

Trading Companies & Distributors — 1.6%
WW Grainger, Inc.	15,069	5,376,167

		5,376,167

Total Common Stocks (Cost $233,060,974)		330,097,602

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Short–Term Investment — 0.8%
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $2,660,091, due 10/1/2020(2)	$2,660,091	$2,660,091

Total Repurchase Agreements (Cost $2,660,091)		2,660,091

Total Investments — 100.1% (Cost $235,721,065)		332,757,693

Liabilities in excess of other assets — (0.1)%		(443,473)

Total Net Assets — 100.0%		$332,314,220

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$2,725,700	$2,713,350

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$330,097,602	$—	$—	$330,097,602
Repurchase Agreements	—	2,660,091	—	2,660,091

Total	$330,097,602	$2,660,091	$—	$332,757,693

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 97.4%
Aerospace & Defense — 2.5%
L3Harris Technologies, Inc.	8,603	$1,461,134
Teledyne Technologies, Inc.(1)	4,572	1,418,280

		2,879,414

Airlines — 0.9%
Ryanair Holdings PLC, ADR(1)	12,738	1,041,459

		1,041,459

Auto Components — 0.4%
Visteon Corp.(1)	7,222	499,907

		499,907

Banks — 0.7%
SVB Financial Group(1)	3,268	786,346

		786,346

Biotechnology — 1.9%
Ascendis Pharma A/S, ADR(1)	3,072	474,071
BioMarin Pharmaceutical, Inc.(1)	8,290	630,703
Neurocrine Biosciences, Inc.(1)	4,616	443,875
Sarepta Therapeutics, Inc.(1)	4,589	644,433

		2,193,082

Capital Markets — 3.8%
Cboe Global Markets, Inc.	8,476	743,684
LPL Financial Holdings, Inc.	28,370	2,175,128
MSCI, Inc.	2,233	796,690
TD Ameritrade Holding Corp.	17,126	670,483

		4,385,985

Commercial Services & Supplies — 2.7%
Cimpress PLC(1)	12,372	929,880
Ritchie Bros Auctioneers, Inc.	36,482	2,161,558

		3,091,438

Containers & Packaging — 1.5%
Sealed Air Corp.	43,396	1,684,199

		1,684,199

Diversified Consumer Services — 1.5%
frontdoor, Inc.(1)	14,338	557,892
ServiceMaster Global Holdings, Inc.(1)	28,565	1,139,172

		1,697,064

Electric Utilities — 0.8%
Alliant Energy Corp.	18,127	936,260

		936,260

Electrical Equipment — 2.3%
Sensata Technologies Holding PLC(1)	62,002	2,674,766

		2,674,766

Electronic Equipment, Instruments & Components — 5.6%
Dolby Laboratories, Inc., Class A	17,367	1,151,085
Flex Ltd.(1)	114,945	1,280,487
National Instruments Corp.	36,020	1,285,914
TE Connectivity Ltd.	27,539	2,691,662

		6,409,148

Entertainment — 0.5%
Liberty Media Corp-Liberty Formula One, Class C(1)	16,645	603,714

		603,714

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate Investment — 3.1%
Crown Castle International Corp. REIT	8,438	$1,404,927
Lamar Advertising Co., Class A REIT	32,319	2,138,548

		3,543,475

Health Care Equipment & Supplies — 7.7%
Boston Scientific Corp.(1)	60,148	2,298,255
Dentsply Sirona, Inc.	18,358	802,795
ICU Medical, Inc.(1)	5,800	1,060,008
STERIS PLC	864	152,228
Teleflex, Inc.	3,135	1,067,217
The Cooper Cos., Inc.	7,095	2,391,867
Varian Medical Systems, Inc.(1)	6,027	1,036,644

		8,809,014

Hotels, Restaurants & Leisure — 2.3%
Aramark	28,452	752,555
Dunkin’ Brands Group, Inc.	23,588	1,932,093

		2,684,648

Insurance — 6.8%
Aon PLC, Class A	13,751	2,836,831
Intact Financial Corp. (Canada)	19,502	2,088,240
Willis Towers Watson PLC	4,343	906,905
WR Berkley Corp.	32,053	1,960,041

		7,792,017

Internet & Direct Marketing Retail — 1.2%
Wayfair, Inc., Class A(1)	4,989	1,451,849

		1,451,849

IT Services — 13.0%
Amdocs Ltd.	28,789	1,652,776
Broadridge Financial Solutions, Inc.	20,395	2,692,140
Edenred (France)	19,314	866,529
Euronet Worldwide, Inc.(1)	5,218	475,360
Fidelity National Information Services, Inc.	14,751	2,171,495
Global Payments, Inc.	14,164	2,515,243
GoDaddy, Inc., Class A(1)	30,995	2,354,690
WEX, Inc.(1)	15,678	2,178,772

		14,907,005

Life Sciences Tools & Services — 4.9%
Illumina, Inc.(1)	1,550	479,074
IQVIA Holdings, Inc.(1)	6,470	1,019,866
PerkinElmer, Inc.	14,536	1,824,413
PRA Health Sciences, Inc.(1)	10,532	1,068,366
Waters Corp.(1)	6,232	1,219,478

		5,611,197

Machinery — 3.3%
Ingersoll Rand, Inc.(1)	32,386	1,152,942
Rexnord Corp.	29,429	878,161
The Middleby Corp.(1)	5,971	535,659
Westinghouse Air Brake Technologies Corp.	19,181	1,186,920

		3,753,682

Pharmaceuticals — 3.9%
Bristol Myers Squibb Co.	10,485	632,140
Catalent, Inc.(1)	25,951	2,222,963
Elanco Animal Health, Inc.(1)	33,659	940,096

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — (continued)
Royalty Pharma PLC, Class A	16,259	$684,016

		4,479,215

Professional Services — 2.9%
CoStar Group, Inc.(1)	1,477	1,253,249
IHS Markit Ltd.	10,676	838,173
Verisk Analytics, Inc.	7,055	1,307,362

		3,398,784

Semiconductors & Semiconductor Equipment — 8.5%
KLA Corp.	12,101	2,344,448
Lam Research Corp.	5,510	1,827,942
Microchip Technology, Inc.	29,587	3,040,360
ON Semiconductor Corp.(1)	60,827	1,319,338
Xilinx, Inc.	12,027	1,253,694

		9,785,782

Software — 10.7%
Atlassian Corp. PLC, Class A(1)	9,804	1,782,269
Ceridian HCM Holding, Inc.(1)	17,934	1,482,245
Constellation Software, Inc. (Canada)	2,193	2,436,881
Dynatrace, Inc.(1)	13,124	538,347
JFrog Ltd.(1)	969	82,026
Nice Ltd., ADR(1)	13,304	3,020,407
SS&C Technologies Holdings, Inc.	48,256	2,920,453

		12,262,628

Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	3,320	684,219
CarMax, Inc.(1)	18,574	1,707,136

		2,391,355

Textiles, Apparel & Luxury Goods — 1.0%
Gildan Activewear, Inc.	57,458	1,130,199

		1,130,199

Trading Companies & Distributors — 0.9%
Ferguson PLC (United Kingdom)	9,919	998,013

		998,013

Total Common Stocks (Cost $94,164,538)		111,881,645

	Principal Amount	Value

Short–Term Investment — 2.9%
Repurchase Agreements — 2.9%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $ 3,384,290, due 10/1/2020(2)	$3,384,290	3,384,290

Total Repurchase Agreements (Cost $3,384,290)		3,384,290

Total Investments — 100.3% (Cost $97,548,828)		115,265,935

Liabilities in excess of other assets — (0.3)%		(352,044)

Total Net Assets — 100.0%		$114,913,891

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$3,467,700	$3,451,988

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$110,017,103	$1,864,542	*	$—	$111,881,645
Repurchase Agreements	—	3,384,290		—	3,384,290

Total	$110,017,103	$5,248,832		$—	$115,265,935

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 97.3%
Aerospace & Defense — 1.8%
General Dynamics Corp.	15,069	$2,086,002
L3Harris Technologies, Inc.	10,566	1,794,529

		3,880,531

Auto Components — 3.6%
Aptiv PLC	51,803	4,749,299
Lear Corp.	26,871	2,930,283

		7,679,582

Banks — 4.9%
Fifth Third Bancorp	176,815	3,769,696
PacWest Bancorp	77,418	1,322,299
Regions Financial Corp.	307,028	3,540,033
Zions Bancorporation N.A.	58,381	1,705,893

		10,337,921

Beverages — 1.3%
Keurig Dr Pepper, Inc.	98,686	2,723,734

		2,723,734

Building Products — 1.2%
Masco Corp.	44,372	2,446,228

		2,446,228

Chemicals — 3.6%
Celanese Corp.	31,173	3,349,539
PPG Industries, Inc.	35,473	4,330,544

		7,680,083

Commercial Services & Supplies — 2.9%
Republic Services, Inc.	65,341	6,099,582

		6,099,582

Communications Equipment — 1.2%
Juniper Networks, Inc.	113,568	2,441,712

		2,441,712

Construction & Engineering — 2.2%
Jacobs Engineering Group, Inc.	50,682	4,701,769

		4,701,769

Construction Materials — 1.2%
Vulcan Materials Co.	19,095	2,588,136

		2,588,136

Consumer Finance — 0.8%
Discover Financial Services	30,613	1,768,819

		1,768,819

Containers & Packaging — 2.0%
AptarGroup, Inc.	18,687	2,115,368
Packaging Corp. of America	19,459	2,122,004

		4,237,372

Diversified Consumer Services — 0.3%
ServiceMaster Global Holdings, Inc.(1)	15,147	604,062

		604,062

Diversified Financial Services — 1.7%
Pershing Square Tontine Holdings Ltd., Class A(1)	162,578	3,688,895

		3,688,895

Electric Utilities — 3.3%
American Electric Power Co., Inc.	49,344	4,032,885

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Electric Utilities — (continued)
FirstEnergy Corp.	105,600	$3,031,776

		7,064,661

Electronic Equipment, Instruments & Components — 1.8%
CDW Corp.	12,761	1,525,323
FLIR Systems, Inc.	65,012	2,330,680

		3,856,003

Energy Equipment & Services — 0.9%
Baker Hughes Co.	81,103	1,077,859
National Oilwell Varco, Inc.	99,634	902,684

		1,980,543

Equity Real Estate Investment — 4.9%
American Campus Communities, Inc. REIT	83,679	2,922,071
Invitation Homes, Inc. REIT	167,831	4,697,590
Mid-America Apartment Communities, Inc. REIT	23,637	2,740,710

		10,360,371

Food & Staples Retailing — 1.7%
BJ’s Wholesale Club Holdings, Inc.(1)	85,049	3,533,786

		3,533,786

Health Care Equipment & Supplies — 5.0%
Alcon, Inc.(1)	110,235	6,277,883
Zimmer Biomet Holdings, Inc.	31,427	4,278,472

		10,556,355

Health Care Providers & Services — 3.3%
Humana, Inc.	8,538	3,533,793
Universal Health Services, Inc., Class B	31,661	3,388,360

		6,922,153

Hotels, Restaurants & Leisure — 2.3%
Vail Resorts, Inc.	4,942	1,057,440
Yum China Holdings, Inc.	72,724	3,850,736

		4,908,176

Household Durables — 0.6%
D.R. Horton, Inc.	17,104	1,293,576

		1,293,576

Household Products — 2.9%
Reynolds Consumer Products, Inc.	198,310	6,072,252

		6,072,252

Industrial Conglomerates — 2.9%
Carlisle Cos., Inc.	50,594	6,191,188

		6,191,188

Insurance — 9.0%
Arch Capital Group Ltd.(1)	188,622	5,517,193
Brown & Brown, Inc.	137,773	6,236,984
Fidelity National Financial, Inc.	34,630	1,084,265
Loews Corp.	76,066	2,643,294
The Allstate Corp.	38,393	3,614,317

		19,096,053

IT Services — 4.7%
Amdocs Ltd.	98,612	5,661,315
Euronet Worldwide, Inc.(1)	33,402	3,042,922
Paychex, Inc.	17,127	1,366,221

		10,070,458

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 1.5%
Charles River Laboratories International, Inc.(1)	13,683	$3,098,515

		3,098,515

Machinery — 3.7%
Cummins, Inc.	10,106	2,133,983
Pentair PLC	32,767	1,499,746
Stanley Black & Decker, Inc.	25,761	4,178,434

		7,812,163

Media — 1.8%
Discovery, Inc., Class C(1)	136,412	2,673,675
Omnicom Group, Inc.	23,514	1,163,943

		3,837,618

Metals & Mining — 0.9%
Barrick Gold Corp.	67,160	1,887,868

		1,887,868

Mortgage Real Estate Investment — 1.5%
Annaly Capital Management, Inc. REIT	434,190	3,091,433

		3,091,433

Oil, Gas & Consumable Fuels — 1.3%
Devon Energy Corp.	64,949	614,417
Hess Corp.	24,774	1,014,000
Valero Energy Corp.	26,741	1,158,420

		2,786,837

Real Estate Management & Development — 2.8%
CBRE Group, Inc., Class A(1)	128,271	6,024,889

		6,024,889

Road & Rail — 2.0%
Kansas City Southern	23,363	4,224,731

		4,224,731

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	28,941	3,378,572
Cabot Microelectronics	2,247	320,894

		3,699,466

Software — 0.4%
Synopsys, Inc.(1)	3,995	854,850

		854,850

Specialty Retail — 0.2%
Best Buy Co., Inc.	3,766	419,118

		419,118

Technology Hardware, Storage & Peripherals — 1.4%
NCR Corp.(1)	138,630	3,069,268

		3,069,268

Textiles, Apparel & Luxury Goods — 0.4%
PVH Corp.	13,881	827,863

		827,863

Trading Companies & Distributors — 3.2%
AerCap Holdings N.V.(1)	123,590	3,113,232
United Rentals, Inc.(1)	21,570	3,763,965

		6,877,197

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Water Utilities — 2.5%
American Water Works Co., Inc.	36,582	$5,300,000

		5,300,000

Total Common Stocks (Cost $196,443,070)		206,595,817

Warrants — 0.1%
Pershing Square Tontine Holdings Ltd., Class A(1)	17,930	128,558

Total Warrants (Cost $103,615)		128,558

	Principal Amount

Short–Term Investment — 2.2%
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $4,628,769, due 10/1/2020(2)	$4,628,769	4,628,769

Total Repurchase Agreements (Cost $4,628,769)		4,628,769

Total Investments — 99.6% (Cost $201,175,454)		211,353,144

Assets in excess of other liabilities — 0.4%		897,351

Total Net Assets — 100.0%		$212,250,495

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$4,742,900	$4,721,410

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$206,595,817	$—	$—	$206,595,817
Warrants	—	128,558	—	128,558
Repurchase Agreements	—	4,628,769	—	4,628,769

Total	$206,595,817	$4,757,327	$—	$211,353,144

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 24.0%
Federal Home Loan Mortgage Corp.
4.00% due 10/1/2049	$774,020	$884,390
Federal National Mortgage Association
3.50% due 9/1/2047	3,762,982	4,069,631
3.50% due 3/1/2050	2,146,036	2,324,764
4.00% due 1/1/2048	951,304	1,086,925
Uniform Mortgage-Backed Security
2.50% due 10/1/2050(1)	4,892,000	5,131,440
3.50% due 10/1/2050(1)	25,600,000	26,991,000
4.00% due 10/1/2050(1)	37,533,000	40,030,557

Total Agency Mortgage-Backed Securities (Cost $80,174,130)		80,518,707

Asset-Backed Securities — 15.6%
ACC Trust
2019-1 B
4.47% due 10/20/2022(2)	294,000	295,762
ALM VII Ltd.
2012-7A A2R2
2.125% (LIBOR 3 Month + 1.85%) due 7/15/2029(2)(3)	908,000	905,726
American Credit Acceptance Receivables Trust
2019-2 B
3.05% due 5/12/2023(2)	659,590	664,147
AmeriCredit Automobile Receivables Trust
2016-3 C
2.24% due 4/8/2022	701,448	703,049
2019-1 A2A
2.93% due 6/20/2022	57,743	57,861
2019-1 A2B
0.41% (LIBOR 1 Month + 0.26%) due 6/20/2022(3)	63,880	63,890
Ares XLI CLO Ltd.
2016-41A AR
1.475% (LIBOR 3 Month +1.20%) due 1/15/2029(2)(3)	1,450,000	1,442,860
2016-41A B
2.075% (LIBOR 3 Month + 1.80%) due 1/15/2029(2)(3)	500,000	497,578
Ascentium Equipment Receivables Trust
2017-1A A3
2.29% due 6/10/2021(2)	1,563	1,567
Avery Point VII CLO Ltd.
2015-7A BR
2.025% (LIBOR 3 Month + 1.75%) due 1/15/2028(2)(3)	400,000	397,338
2015-7A CR
2.725% (LIBOR 3 Month + 2.45%) due 1/15/2028(2)(3)	250,000	247,109
Avid Automobile Receivables Trust
2019-1 A
2.62% due 2/15/2024(2)	274,828	279,018
2019-1 B
2.82% due 7/15/2026(2)	500,000	515,685
Avis Budget Rental Car Funding AESOP LLC
2015-2A A
2.63% due 12/20/2021(2)	413,000	413,944
Benefit Street Partners CLO IV Ltd.
2014-IVA A1RR
1.522% (LIBOR 3 Month + 1.25%) due 1/20/2029(2)(3)	1,000,000	997,769
BlueMountain CLO Ltd.
2012-2A AR2
1.303% (LIBOR 3 Month + 1.05%) due 11/20/2028(2)(3)	436,056	433,807
2016-1A BR
1.622% (LIBOR 3 Month + 1.35%) due 4/20/2027(2)(3)	822,000	803,135
BMW Vehicle Owner Trust
2019-A A2
2.05% due 5/25/2022	477,772	479,928

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
BSPRT Issuer Ltd.
2018-FL4 A
1.202% (LIBOR 1 Month + 1.05%) due 9/15/2035(2)(3)	$522,000	$511,560
Capital Auto Receivables Asset Trust
2018-1 A3
2.79% due 1/20/2022(2)	98,186	98,364
CarMax Auto Owner Trust
2019-3 A2A
2.21% due 12/15/2022	173,105	174,296
2019-4 A2A
2.01% due 3/15/2023	639,883	644,894
Cedar Funding VI CLO Ltd.
2016-6A BR
1.872% (LIBOR 3 Month + 1.60%) due 10/20/2028(2)(3)	400,000	394,732
Chesapeake Funding II LLC
2017-2A A1
1.99% due 5/15/2029(2)	53,662	53,793
2017-3A A1
1.91% due 8/15/2029(2)	328,324	329,108
Citibank Credit Card Issuance Trust
2018-A1 A1
2.49% due 1/20/2023	517,000	520,528
CPS Auto Receivables Trust
2018-B B
3.23% due 7/15/2022(2)	53,631	53,680
2018-B D
4.26% due 3/15/2024(2)	750,000	777,467
2020-C C
1.71% due 8/17/2026(2)	410,000	411,301
CPS Auto Trust
2018-C B
3.43% due 7/15/2022(2)	21,113	21,136
Discover Card Execution Note Trust
2017-A2 A2
2.39% due 7/15/2024	1,277,000	1,312,137
DLL Securitization Trust
2017-A A3
2.14% due 12/15/2021(2)	103,821	104,032
DRB Prime Student Loan Trust
2015-D A2
3.20% due 1/25/2040(2)	102,021	103,316
Drive Auto Receivables Trust
2016-BA D
4.53% due 8/15/2023(2)	150,993	151,768
2016-CA D
4.18% due 3/15/2024(2)	8,107	8,254
2017-1 D
3.84% due 3/15/2023	1,628,288	1,648,464
2017-AA D
4.16% due 5/15/2024(2)	16,958	17,150
2017-BA D
3.72% due 10/17/2022(2)	256,897	258,141
2017-BA E
5.30% due 7/15/2024(2)	2,100,000	2,156,309
2018-2 C
3.63% due 8/15/2024	33,797	33,952
Enterprise Fleet Financing LLC
2018-1 A2
2.87% due 10/20/2023(2)	61,674	62,003
Exeter Automobile Receivables Trust
2020-2A A
1.13% due 8/15/2023(2)	308,136	309,254

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
First Investors Auto Owner Trust
2017-3A A2
2.41% due 12/15/2022(2)	$230	$230
Flagship Credit Auto Trust
2017-3 B
2.59% due 7/15/2022(2)	5,579	5,592
2018-3 A
3.07% due 2/15/2023(2)	287,808	289,969
2018-3 B
3.59% due 12/16/2024(2)	479,000	489,744
2020-2 A
1.49% due 7/15/2024(2)	183,690	185,385
Ford Credit Auto Owner Trust
2016-2 A
2.03% due 12/15/2027(2)	2,000,000	2,023,121
2017-B A3
1.69% due 11/15/2021	71,796	71,849
2019-C A2A
1.88% due 7/15/2022	958,076	963,297
2020-A A2
1.03% due 10/15/2022	151,611	152,103
2020-B A2
0.50% due 2/15/2023	1,381,000	1,382,979
Foursight Capital Automobile Receivables Trust
2018-1 B
3.53% due 4/17/2023(2)	100,000	101,241
GLS Auto Receivables Issuer Trust
2020-3A B
1.38% due 8/15/2024(2)	241,000	243,752
2020-3A C
1.92% due 5/15/2025(2)	550,000	559,190
Golden Credit Card Trust
2018-1A A
2.62% due 1/15/2023(2)	2,015,000	2,028,134
Halcyon Loan Advisors Funding Ltd.
2015-2A CR
2.395% (LIBOR 3 Month + 2.15%) due 7/25/2027(2)(3)	250,000	239,495
Hardee’s Funding LLC
2018-1A A23
5.71% due 6/20/2048(2)	477,762	501,841
2018-1A A2II
4.959% due 6/20/2048(2)	752,640	763,803
Honda Auto Receivables Owner Trust
2019-1 A2
2.75% due 9/20/2021	222,275	222,729
2020-2 A2
0.74% due 11/15/2022	473,000	474,299
Hyundai Auto Receivables Trust
2019-B A2
1.93% due 7/15/2022	188,675	189,696
Jamestown CLO IX Ltd.
2016-9A BR
2.922% (LIBOR 3 Month + 2.65%) due 10/20/2028(2)(3)	500,000	498,771
Kayne CLO 5 Ltd.
2019-5A A
1.614% (LIBOR 3 Month + 2.65%)x due 7/24/2032(2)(3)	700,000	699,123
KKR CLO 18 Ltd.
18 B
1.972% (LIBOR 3 Month + 1.70%) due 7/18/2030(2)(3)	526,000	517,783
KVK CLO Ltd.
2016-1A C
3.425% (LIBOR 3 Month + 3.15%) due 1/15/2029(2)(3)	483,000	481,841

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
LCM XXIV Ltd.
24A A
1.582% (LIBOR 3 Month + 1.31%) due 3/20/2030(2)(3)	$439,000	$438,019
Longtrain Leasing III LLC
2015-1A A2
4.06% due 1/15/2045(2)	454,808	469,182
Marble Point CLO XVII Ltd.
2020-1A A
1.572% (LIBOR 3 Month + 1.30%) due 4/20/2033(2)(3)	613,030	610,559
Master Credit Card Trust II
2018-1A A
0.646% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	100,091
ME Funding LLC
2019-1 A2
6.448% due 7/30/2049(2)	1,113,585	918,133
Mercedes-Benz Auto Lease Trust
2018-B A3
3.21% due 9/15/2021	54,716	55,011
2019-A A3
3.10% due 11/15/2021	176,799	178,072
MMAF Equipment Finance LLC
2017-AA A3
2.04% due 2/16/2022(2)	112,970	113,085
Mountain View CLO LLC
2017-1A AR
1.361% (LIBOR 3 Month + 1.09%) due 10/16/2029(2)(3)	561,712	559,915
Navient Private Education Refi Loan Trust
2018-DA A2A
4.00% due 12/15/2059(2)	365,084	390,491
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A A1
1.612% (LIBOR 3 Month + 1.34%) due 1/19/2033(2)(3)	1,000,000	998,617
Nissan Auto Lease Trust
2019-B A2A
2.27% due 10/15/2021	461,625	463,090
Northwoods Capital Ltd.
2019-20A C
3.045% (LIBOR 3 Month + 2.80%) due 1/25/2030(2)(3)	334,659	332,152
2019-20A D
4.495% (LIBOR 3 Month + 4.25%) due 1/25/2030(2)(3)	387,446	370,734
Octagon Investment Partners 29 Ltd.
2016-1A AR
1.444% (LIBOR 3 Month + 1.18%) due 1/24/2033(2)(3)	555,371	551,821
Octagon Investment Partners 48 Ltd.
2020-3A A
1.732% (LIBOR 3 Month + 1.50%) due 10/20/2031(2)(3)	650,000	650,000
Orec Ltd.
2018-CRE1 A
1.332% (LIBOR 1 Month + 1.18%) due 6/15/2036(2)(3)	645,000	635,325
Palmer Square Loan Funding Ltd.
2018-5A A2
1.672% (LIBOR 3 Month + 1.40%) due 1/20/2027(2)(3)	250,000	245,822
Pennsylvania Higher Education Assistance Agency
2006-1 B
0.515% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	30,434	28,644
Planet Fitness Master Issuer LLC
2019-1A A2
3.858% due 12/5/2049(2)	264,005	247,235
Salem Fields CLO Ltd.
2016-2A A1R
1.395% (LIBOR 3 Month + 1.15%) due 10/25/2028(2)(3)	641,067	637,964

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Santander Drive Auto Receivables Trust
2017-3 C
2.76% due 12/15/2022	$3,674	$3,690
2018-1 D
3.32% due 3/15/2024	35,000	35,872
Santander Retail Auto Lease Trust
2019-B A2A
2.29% due 4/20/2022(2)	117,278	118,354
SCF Equipment Leasing LLC
2018-1A A2
3.63% due 10/20/2024(2)	223,002	223,903
2019-1A A2
3.23% due 10/20/2024(2)	284,000	285,077
2019-1A C
3.92% due 11/20/2026(2)	1,298,000	1,299,218
2019-2A B
2.76% due 8/20/2026(2)	797,000	818,414
2019-2A C
3.11% due 6/21/2027(2)	579,000	601,930
Shackleton CLO Ltd.
2019-14A A2
2.172% (LIBOR 3 Month + 1.90%) due 7/20/2030(2)(3)	1,042,000	1,042,020
SLC Student Loan Trust
2008-1 A4A
1.85% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	140,137	141,852
SoFi Professional Loan Program Trust
2018-A A2A
2.39% due 2/25/2042(2)	2,182	2,184
Sound Point CLO XI Ltd.
2016-1A AR
1.372% (LIBOR 3 Month + 1.10%) due 7/20/2028(2)(3)	370,000	368,202
Sound Point CLO XII Ltd.
2016-2A CR
2.872% (LIBOR 3 Month + 2.60%) due 10/20/2028(2)(3)	504,000	498,343
Sound Point CLO XV Ltd.
2017-1A C
2.756% (LIBOR 3 Month + 2.50%) due 1/23/2029(2)(3)	343,000	338,922
TCF Auto Receivables Owner Trust
2016-1A B
2.32% due 6/15/2022(2)	54,626	54,665
2016-PT1A B
2.92% due 10/17/2022(2)	30,000	30,145
Towd Point Asset Trust
2018-SL1 A
0.775% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	390,691	388,213
Toyota Auto Receivables Owner Trust
2017-A A4
2.10% due 9/15/2022	302,383	303,511
TPG Real Estate Finance Issuer Ltd.
2018-FL2 A
1.281% (LIBOR 1 Month + 1.13%) due 11/15/2037(2)(3)	658,000	651,420
Westgate Resorts LLC
2018-1A A
3.38% due 12/20/2031(2)	153,128	156,329
Westlake Automobile Receivables Trust
2020-1A C
2.52% due 4/15/2025(2)	748,000	768,357
2020-2A A2A
0.93% due 2/15/2024(2)	1,848,000	1,855,240
Wheels SPV 2 LLC
2018-1A A2
3.06% due 4/20/2027(2)	64,203	64,564

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Wingstop Funding LLC
2018-1 A2
4.97% due 12/5/2048(2)	$526,680	$539,877
World Financial Network Credit Card Master Trust
2017-C M
2.66% due 8/15/2024	40,000	40,024
2018-B A
3.46% due 7/15/2025	489,000	502,302
World Omni Auto Receivables Trust
2018-D A2A
3.01% due 4/15/2022	9,498	9,508

Total Asset-Backed Securities (Cost $52,505,813)		52,577,877

Corporate Bonds & Notes — 44.0%
Aerospace & Defense — 1.5%
BAE Systems PLC
3.40% due 4/15/2030(2)	705,000	787,916
Raytheon Technologies Corp.
2.25% due 7/1/2030	1,149,000	1,215,225
The Boeing Co.
4.875% due 5/1/2025	1,480,000	1,610,425
5.04% due 5/1/2027	1,049,000	1,154,855
TransDigm, Inc.
6.375% due 6/15/2026	390,000	391,533

		5,159,954

Agriculture — 1.0%
BAT Capital Corp.
1.16% (LIBOR 3 Month + 0.88%) due 8/15/2022(3)	879,000	884,022
4.70% due 4/2/2027	265,000	304,016
4.906% due 4/2/2030	1,333,000	1,572,190
MHP Lux S.A.
6.25% due 9/19/2029(2)	475,000	450,775
6.95% due 4/3/2026(2)	230,000	230,575

		3,441,578

Airlines — 0.4%
Delta Air Lines, Inc.
7.00% due 5/1/2025(2)	717,000	787,284
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/2025(2)	296,000	303,948
4.75% due 10/20/2028(2)	300,000	311,484

		1,402,716

Apparel — 0.1%
The William Carter Co.
5.50% due 5/15/2025(2)	303,000	317,392

		317,392

Auto Manufacturers — 0.9%
Ford Motor Co.
7.45% due 7/16/2031	590,000	680,713
General Motors Financial Co., Inc.
3.60% due 6/21/2030	1,384,000	1,433,280
Navistar International Corp.
9.50% due 5/1/2025(2)	435,000	490,145
Tesla, Inc.
5.30% due 8/15/2025(2)	351,000	363,285

		2,967,423

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.
6.50% due 4/1/2027	349,000	337,658

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Parts & Equipment — (continued)
BorgWarner, Inc.
2.65% due 7/1/2027	$218,000	$230,059
Clarios Global LP / Clarios U.S. Finance Co.
8.50% due 5/15/2027(2)	192,000	198,240

		765,957

Beverages — 0.1%
Becle S.A.B. de C.V.
3.75% due 5/13/2025(2)	150,000	159,520

		159,520

Biotechnology — 0.9%
Biogen, Inc.
2.25% due 5/1/2030	1,604,000	1,642,621
Regeneron Pharmaceuticals, Inc.
1.75% due 9/15/2030	892,000	873,072
Royalty Pharma PLC
1.75% due 9/2/2027(2)	428,000	429,117

		2,944,810

Building Materials — 0.4%
Cemex S.A.B. de C.V.
5.45% due 11/19/2029(2)	330,000	333,713
Forterra Finance LLC / FRTA Finance Corp.
6.50% due 7/15/2025(2)	326,000	344,435
Griffon Corp.
5.75% due 3/1/2028	469,000	489,556

		1,167,704

Chemicals — 0.8%
CF Industries, Inc.
4.95% due 6/1/2043	351,000	408,152
CNAC HK Finbridge Co. Ltd.
3.50% due 7/19/2022	380,000	389,780
4.125% due 7/19/2027	590,000	635,994
Nutrition & Biosciences, Inc.
1.832% due 10/15/2027(2)	244,000	245,106
Orbia Advance Corp. S.A.B. de C.V.
4.875% due 9/19/2022(2)	250,000	265,130
Phosagro OAO Via Phosagro Bond Funding DAC
3.949% due 4/24/2023(2)	300,000	311,604
Tronox, Inc.
6.50% due 4/15/2026(2)	495,000	495,000

		2,750,766

Coal — 0.1%
Warrior Met Coal, Inc.
8.00% due 11/1/2024(2)	336,000	342,196

		342,196

Commercial Banks — 5.8%
Akbank T.A.S.
5.00% due 10/24/2022(2)	215,000	210,156
Banco de Credito e Inversiones S.A.
3.50% due 10/12/2027(2)	420,000	457,225
Banco do Brasil S.A.
4.625% due 1/15/2025(2)	330,000	347,658
Bank of America Corp.
3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	1,847,000	2,074,290
3.95% due 4/21/2025	25,000	27,771
3.97% (3.97% fixed rate until 3/5/2028; LIBOR 3 Month + 1.07% thereafter) due 3/5/2029(3)	454,000	520,905
4.00% due 1/22/2025	277,000	308,578
4.45% due 3/3/2026	250,000	288,336

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Citigroup, Inc.
2.666% (2.666% fixed rate until 1/29/2030; SOFR + 1.146% thereafter) due 1/29/2031(3)	$355,000	$373,636
3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.563% thereafter) due 1/10/2028(3)	712,000	805,908
3.98% (3.98% fixed rate until 3/20/2029; LIBOR 3 Month + 1.338% thereafter) due 3/20/2030(3)	503,000	579,031
4.45% due 9/29/2027	361,000	418,613
JPMorgan Chase & Co.
3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.337% thereafter) due 2/1/2028(3)	1,640,000	1,854,903
3.96% (LIBOR 3 Month + 1.245%) due 1/29/2027(3)	325,000	370,139
Kookmin Bank
1.75% due 5/4/2025(2)	425,000	438,622
Macquarie Group Ltd.
4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.727% thereafter) due 3/27/2029(2)(3)	963,000	1,108,908
Morgan Stanley
3.625% due 1/20/2027	795,000	900,942
3.875% due 1/27/2026	628,000	715,779
4.431% (LIBOR 3 Month + 1.628%) due 1/23/2030(3)	434,000	518,553
Popular, Inc.
6.125% due 9/14/2023	361,000	380,855
Santander U.K. PLC
7.95% due 10/26/2029	387,000	506,328
The Toronto-Dominion Bank
3.625% (3.625% fixed rate until 9/15/2026; 5 Year USD Swap + 2.205% thereafter) due 9/15/2031(3)	683,000	767,638
Truist Bank
2.25% due 3/11/2030	342,000	352,825
Turkiye Garanti Bankasi A.S.
5.875% due 3/16/2023(2)	200,000	197,796
UBS AG
5.125% due 5/15/2024	872,000	959,200
Wachovia Corp.
7.574% due 8/1/2026(3)	151,000	194,744
Wells Fargo & Co.
2.393% (SOFR + 1.628%) due 6/2/2028(3)	3,704,000	3,864,306

		19,543,645

Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd.
4.00% due 7/30/2027(2)	200,000	198,913
CoStar Group, Inc.
2.80% due 7/15/2030(2)	194,000	201,019
Garda World Security Corp.
9.50% due 11/1/2027(2)	304,000	319,200
Global Payments, Inc.
3.20% due 8/15/2029	248,000	270,504
MPH Acquisition Holdings LLC
7.125% due 6/1/2024(2)	362,000	371,901
PayPal Holdings, Inc.
2.85% due 10/1/2029	984,000	1,083,023
3.25% due 6/1/2050	192,000	212,393
Pepperdine University
3.301% due 12/1/2059	156,000	171,090
United Rentals North America, Inc.
4.875% due 1/15/2028	322,000	338,100

		3,166,143

Computers — 0.5%
Dell International LLC / EMC Corp.
5.45% due 6/15/2023(2)	141,000	154,582
8.35% due 7/15/2046(2)	623,000	823,115
Hewlett Packard Enterprise Co.
0.929% (LIBOR 3 Month + 0.68%) due 3/12/2021(3)	294,000	294,598

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Computers — (continued)
Western Digital Corp.
4.75% due 2/15/2026	$297,000	$321,690

		1,593,985

Diversified Financial Services — 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50% due 1/15/2025	872,000	849,505
3.875% due 1/23/2028	567,000	522,619
Affiliated Managers Group, Inc.
3.50% due 8/1/2025	250,000	274,269
Ally Financial, Inc.
8.00% due 11/1/2031	323,000	442,227
Ameriprise Financial, Inc.
3.00% due 4/2/2025	546,000	597,225
Brightsphere Investment Group, Inc.
4.80% due 7/27/2026	315,000	334,137
Global Aircraft Leasing Co. Ltd.
6.50% due 9/15/2024, Toggle PIK (6.50% Cash or 7.25% PIK)(2)(4)	445,587	248,415
International Lease Finance Corp.
5.875% due 8/15/2022	112,000	119,856
Nationstar Mortgage Holdings, Inc.
5.50% due 8/15/2028(2)	330,000	329,588
Navient Corp.
5.00% due 3/15/2027	537,000	504,259
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(2)	380,000	425,014
4.875% due 4/15/2045(2)	198,000	219,514
OneMain Finance Corp.
5.375% due 11/15/2029	625,000	650,000
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.625% due 3/1/2029(2)	212,000	210,145
SURA Asset Management S.A.
4.375% due 4/11/2027(2)	400,000	441,504
Temasek Financial I Ltd.
2.50% due 10/6/2070(2)	250,000	245,691

		6,413,968

Electric — 3.9%
Ameren Corp.
3.50% due 1/15/2031	912,000	1,042,442
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(2)	580,000	663,478
Calpine Corp.
4.50% due 2/15/2028(2)	305,000	312,363
5.125% due 3/15/2028(2)	302,000	312,570
Cikarang Listrindo Tbk PT
4.95% due 9/14/2026(2)	525,000	539,438
Clearway Energy Operating LLC
5.75% due 10/15/2025	146,000	153,300
Cleco Corporate Holdings LLC
3.375% due 9/15/2029	273,000	276,875
Dominion Energy South Carolina, Inc.
6.625% due 2/1/2032	15,000	21,480
Dominion Energy, Inc.
3.375% due 4/1/2030	711,000	801,673
DTE Electric Co.
2.625% due 3/1/2031	1,514,000	1,662,202
Emera U.S. Finance LP
3.55% due 6/15/2026	1,888,000	2,108,231
Eskom Holdings SOC Ltd.
6.35% due 8/10/2028(2)	460,000	461,725
Exelon Corp.
4.05% due 4/15/2030	302,000	354,258

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Exelon Generation Co. LLC
3.25% due 6/1/2025	$713,000	$779,480
FirstEnergy Corp.
2.65% due 3/1/2030	482,000	488,773
ITC Holdings Corp.
3.35% due 11/15/2027	293,000	327,856
Liberty Utilities Finance GP 1
2.05% due 9/15/2030(2)	576,000	567,843
Minejesa Capital B.V.
4.625% due 8/10/2030(2)	200,000	205,522
NRG Energy, Inc.
5.75% due 1/15/2028	336,000	362,460
Pennsylvania Electric Co.
3.60% due 6/1/2029(2)	370,000	415,714
PSEG Power LLC
8.625% due 4/15/2031	228,000	328,535
Vistra Operations Co. LLC
3.55% due 7/15/2024(2)	808,000	860,756

		13,046,974

Electronics — 0.3%
Roper Technologies, Inc.
1.40% due 9/15/2027	987,000	997,059
Trimble, Inc.
4.90% due 6/15/2028	18,000	21,241

		1,018,300

Energy-Alternate Sources — 0.2%
Enviva Partners LP / Enviva Partners Finance Corp.
6.50% due 1/15/2026(2)	324,000	341,415
Greenko Solar Mauritius Ltd.
5.95% due 7/29/2026(2)	330,000	340,890

		682,305

Engineering & Construction — 0.1%
China Railway Resources Huitung Ltd.
3.85% due 2/5/2023	200,000	210,251

		210,251

Entertainment — 0.3%
Penn National Gaming, Inc.
5.625% due 1/15/2027(2)	337,000	349,570
Scientific Games International, Inc.
7.25% due 11/15/2029(2)	326,000	330,890
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC
7.00% due 7/15/2026(2)	159,000	168,938
Vail Resorts, Inc.
6.25% due 5/15/2025(2)	246,000	261,067

		1,110,465

Food — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.875% due 2/15/2030(2)	519,000	541,058
Arcor SAIC
6.00% due 7/6/2023(2)	13,000	11,479
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
6.50% due 4/15/2029(2)	620,000	688,181
Kraft Heinz Foods Co.
4.375% due 6/1/2046	629,000	646,252
Minerva Luxembourg S.A.
5.875% due 1/19/2028(2)	288,000	299,160

		2,186,130

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.75% due 1/15/2031	$428,000	$429,049

		429,049

Gas — 0.9%
CenterPoint Energy Resources Corp.
1.75% due 10/1/2030	796,000	799,047
ENN Energy Holdings Ltd.
2.625% due 9/17/2030(2)	200,000	199,942
National Fuel Gas Co.
5.50% due 1/15/2026	554,000	604,764
NiSource, Inc.
3.49% due 5/15/2027	1,284,000	1,431,057

		3,034,810

Hand & Machine Tools — 0.1%
Kennametal, Inc.
4.625% due 6/15/2028	360,000	401,928

		401,928

Healthcare-Products — 1.0%
Alcon Finance Corp.
2.60% due 5/27/2030(2)	1,286,000	1,361,332
Boston Scientific Corp.
2.65% due 6/1/2030	920,000	976,358
Stryker Corp.
1.95% due 6/15/2030	583,000	595,040
Zimmer Biomet Holdings, Inc.
5.75% due 11/30/2039	398,000	528,769

		3,461,499

Healthcare-Services — 3.1%
Adventist Health System
2.952% due 3/1/2029	197,000	209,087
Advocate Health & Hospitals Corp.
2.211% due 6/15/2030	636,000	662,055
Anthem, Inc.
2.25% due 5/15/2030	1,004,000	1,033,881
Centene Corp.
3.375% due 2/15/2030	302,000	313,325
CommonSpirit Health
3.347% due 10/1/2029	964,000	1,021,836
DaVita, Inc.
3.75% due 2/15/2031(2)	694,000	668,704
HCA, Inc.
4.125% due 6/15/2029	1,088,000	1,230,582
4.50% due 2/15/2027	428,000	480,727
5.25% due 6/15/2026	473,000	551,844
LifePoint Health, Inc.
6.75% due 4/15/2025(2)	583,000	613,607
MEDNAX, Inc.
6.25% due 1/15/2027(2)	647,000	671,236
Select Medical Corp.
6.25% due 8/15/2026(2)	297,000	308,880
Tenet Healthcare Corp.
6.25% due 2/1/2027(2)	670,000	691,581
The New York and Presbyterian Hospital
3.954% due 8/1/2119	103,000	111,160
UnitedHealth Group, Inc.
3.875% due 12/15/2028	1,421,000	1,688,693

		10,257,198

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Home Builders — 0.7%
Century Communities, Inc.
6.75% due 6/1/2027	$319,000	$336,545
NVR, Inc.
3.00% due 5/15/2030	904,000	976,163
PulteGroup, Inc.
5.50% due 3/1/2026	285,000	324,900
Toll Brothers Finance Corp.
4.35% due 2/15/2028	363,000	393,855
TRI Pointe Group, Inc.
5.25% due 6/1/2027	377,000	402,448

		2,433,911

Household Products & Wares — 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(2)	100,000	107,124

		107,124

Housewares — 0.2%
Newell Brands, Inc.
5.875% due 4/1/2036	441,000	505,104

		505,104

Insurance — 0.3%
Teachers Insurance & Annuity Association of America
4.90% due 9/15/2044(2)	697,000	879,485

		879,485

Internet — 1.3%
Alibaba Group Holding Ltd.
3.40% due 12/6/2027	425,000	475,931
JD.com, Inc.
3.375% due 1/14/2030	860,000	931,731
Match Group Holdings II LLC
5.00% due 12/15/2027(2)	151,000	159,305
5.625% due 2/15/2029(2)	160,000	172,400
Netflix, Inc.
6.375% due 5/15/2029	662,000	814,260
Prosus N.V.
3.68% due 1/21/2030(2)	200,000	215,770
5.50% due 7/21/2025(2)	278,000	318,449
Tencent Holdings Ltd.
3.595% due 1/19/2028(2)	1,275,000	1,403,732

		4,491,578

Iron & Steel — 0.1%
GUSAP III LP
4.25% due 1/21/2030(2)	340,000	354,110

		354,110

Leisure Time — 0.2%
Carnival Corp.
11.50% due 4/1/2023(2)	427,000	478,515
Royal Caribbean Cruises Ltd.
11.50% due 6/1/2025(2)	180,000	208,810

		687,325

Lodging — 0.1%
Boyd Gaming Corp.
6.00% due 8/15/2026	350,000	360,937

		360,937

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Machinery-Diversified — 0.6%
IDEX Corp.
3.00% due 5/1/2030	$414,000	$455,393
nVent Finance Sarl
4.55% due 4/15/2028	1,237,000	1,334,943
Vertical U.S. Newco, Inc.
5.25% due 7/15/2027(2)	356,000	369,978

		2,160,314

Media — 1.9%
AMC Networks, Inc.
4.75% due 8/1/2025	701,000	724,620
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 3/1/2030(2)	295,000	312,331
5.00% due 2/1/2028(2)	338,000	354,900
Cox Communications, Inc.
8.375% due 3/1/2039(2)	888,000	1,449,282
CSC Holdings LLC
5.50% due 4/15/2027(2)	293,000	308,412
DISH DBS Corp.
7.75% due 7/1/2026	659,000	724,478
Globo Comunicacao e Participacoes S.A.
4.875% due 1/22/2030(2)	520,000	510,250
Gray Television, Inc.
7.00% due 5/15/2027(2)	311,000	337,167
Nexstar Broadcasting, Inc.
5.625% due 7/15/2027(2)	305,000	320,366
Scripps Escrow, Inc.
5.875% due 7/15/2027(2)	527,000	508,555
Time Warner Cable LLC
7.30% due 7/1/2038	274,000	387,796
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	282,000	431,914

		6,370,071

Mining — 1.4%
Anglo American Capital PLC
4.00% due 9/11/2027(2)	800,000	883,207
4.75% due 4/10/2027(2)	978,000	1,123,704
Freeport-McMoRan, Inc.
4.125% due 3/1/2028	683,000	691,537
Glencore Funding LLC
4.875% due 3/12/2029(2)	1,269,000	1,484,369
Hecla Mining Co.
7.25% due 2/15/2028	562,000	609,208

		4,792,025

Oil & Gas — 2.7%
Apache Corp.
4.375% due 10/15/2028	548,000	501,420
Citgo Holding, Inc.
9.25% due 8/1/2024(2)	314,000	299,085
Continental Resources, Inc.
3.80% due 6/1/2024	349,000	321,953
Diamondback Energy, Inc.
3.50% due 12/1/2029	410,000	397,464
4.75% due 5/31/2025	148,000	159,653
Empresa Nacional del Petroleo
3.75% due 8/5/2026(2)	400,000	424,737
Equinor ASA
7.15% due 11/15/2025	700,000	899,324
Gazprom PJSC Via Gaz Capital S.A.
4.95% due 2/6/2028(2)	200,000	222,980

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Laredo Petroleum, Inc.
9.50% due 1/15/2025	$616,000	$367,087
MEG Energy Corp.
7.00% due 3/31/2024(2)	329,000	305,970
7.125% due 2/1/2027(2)	295,000	264,565
Occidental Petroleum Corp.
7.875% due 9/15/2031	383,000	371,510
Parsley Energy LLC / Parsley Finance Corp.
5.625% due 10/15/2027(2)	442,000	439,790
PDC Energy, Inc.
5.75% due 5/15/2026	428,000	397,419
Pertamina Persero PT
4.15% due 2/25/2060(2)	200,000	197,530
Petroleos Mexicanos
4.50% due 1/23/2026	490,000	437,570
5.35% due 2/12/2028	1,398,000	1,209,270
Range Resources Corp.
9.25% due 2/1/2026(2)	344,000	353,460
Saudi Arabian Oil Co.
2.875% due 4/16/2024(2)	570,000	598,072
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023(2)	200,000	219,222
SM Energy Co.
6.75% due 9/15/2026	201,000	89,445
Tengizchevroil Finance Co. International Ltd.
3.25% due 8/15/2030(2)	235,000	237,117
WPX Energy, Inc.
5.25% due 9/15/2024	308,000	321,025
YPF S.A.
8.50% due 7/28/2025(2)	263,000	191,333

		9,227,001

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337% due 12/15/2027	724,000	769,394
National Oilwell Varco, Inc.
3.60% due 12/1/2029	787,000	764,390

		1,533,784

Packaging & Containers — 0.1%
Ball Corp.
2.875% due 8/15/2030	475,000	469,656

		469,656

Pharmaceuticals — 1.2%
AbbVie, Inc.
3.20% due 11/21/2029(2)	535,000	589,418
Bayer Corp.
6.65% due 2/15/2028(2)	135,000	175,080
Bayer U.S. Finance II LLC
3.875% due 12/15/2023(2)	478,000	521,943
Cigna Corp.
4.125% due 11/15/2025	790,000	906,261
CVS Health Corp.
3.625% due 4/1/2027	301,000	336,941
4.30% due 3/25/2028	1,324,000	1,549,705

		4,079,348

Pipelines — 0.8%
Abu Dhabi Crude Oil Pipeline LLC
4.60% due 11/2/2047(2)	200,000	244,816
Buckeye Partners LP
6.375% (6.375% fixed rate until 1/22/2023; LIBOR 3 Month + 4.02% thereafter) due 1/22/2078(3)	472,000	311,520

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Cheniere Corpus Christi Holdings LLC
3.70% due 11/15/2029(2)	$215,000	$223,467
MPLX LP
3.375% due 3/15/2023	552,000	581,559
5.25% due 1/15/2025	578,000	597,812
Sabine Pass Liquefaction LLC
5.875% due 6/30/2026	415,000	490,735
Western Midstream Operating LP
5.05% due 2/1/2030	347,000	337,723

		2,787,632

Real Estate — 0.9%
Country Garden Holdings Co. Ltd.
4.75% due 1/17/2023	200,000	205,100
4.75% due 9/28/2023	560,000	571,200
Kaisa Group Holdings Ltd.
9.375% due 6/30/2024	200,000	188,000
11.95% due 10/22/2022(2)	210,000	216,930
Longfor Group Holdings Ltd.
4.50% due 1/16/2028	585,000	641,897
Sunac China Holdings Ltd.
7.875% due 2/15/2022	530,000	535,565
Yuzhou Group Holdings Co. Ltd.
6.00% due 10/25/2023	200,000	197,750
Zhenro Properties Group Ltd.
8.65% due 1/21/2023	320,000	326,556

		2,882,998

Real Estate Investment Trusts — 1.7%
EPR Properties
4.95% due 4/15/2028	445,000	429,888
Equinix, Inc.
1.55% due 3/15/2028	966,000	967,620
2.625% due 11/18/2024	511,000	543,324
ESH Hospitality, Inc.
4.625% due 10/1/2027(2)	326,000	319,894
HAT Holdings I LLC / HAT Holdings II LLC
5.25% due 7/15/2024(2)	608,000	633,579
Healthcare Trust of America Holdings LP
3.10% due 2/15/2030	510,000	548,800
VEREIT Operating Partnership LP
4.875% due 6/1/2026	1,300,000	1,449,533
WEA Finance LLC
2.875% due 1/15/2027(2)	688,000	678,670

		5,571,308

Retail — 0.8%
AutoNation, Inc.
4.75% due 6/1/2030	57,000	67,158
IRB Holding Corp.
7.00% due 6/15/2025(2)	300,000	319,875
Lithia Motors, Inc.
4.625% due 12/15/2027(2)	158,000	163,135
Murphy Oil USA, Inc.
4.75% due 9/15/2029	191,000	203,415
PetSmart, Inc.
5.875% due 6/1/2025(2)	505,000	516,918
Rite Aid Corp.
8.00% due 11/15/2026(2)	397,000	396,504
Sally Holdings LLC / Sally Capital, Inc.
5.625% due 12/1/2025	318,000	322,252
The Gap, Inc.
8.625% due 5/15/2025(2)	296,000	324,120

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Retail — (continued)
Walgreens Boots Alliance, Inc.
3.20% due 4/15/2030	$277,000	$290,324

		2,603,701

Semiconductors — 0.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875% due 1/15/2027	1,261,000	1,397,069
Micron Technology, Inc.
2.497% due 4/24/2023	201,000	208,729
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
3.15% due 5/1/2027(2)	631,000	681,981

		2,287,779

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
3.844% due 5/1/2025(2)	248,000	272,501

		272,501

Software — 0.6%
Logan Merger Sub, Inc.
5.50% due 9/1/2027(2)	331,000	334,823
Oracle Corp.
2.95% due 4/1/2030	921,000	1,029,734
PTC, Inc.
4.00% due 2/15/2028(2)	304,000	312,459
ServiceNow, Inc.
1.40% due 9/1/2030	350,000	341,905

		2,018,921

Telecommunications — 0.4%
AT&T, Inc.
4.30% due 2/15/2030	274,000	324,780
Ooredoo International Finance Ltd.
3.75% due 6/22/2026(2)	200,000	223,107
Sprint Capital Corp.
6.875% due 11/15/2028	383,000	478,750
Zayo Group Holdings, Inc.
4.00% due 3/1/2027(2)	314,000	309,047

		1,335,684

Toys, Games & Hobbies — 0.1%
Mattel, Inc.
6.75% due 12/31/2025(2)	301,000	317,555

		317,555

Transportation — 0.4%
Watco Cos. LLC / Watco Finance Corp.
6.50% due 6/15/2027(2)	636,000	650,707
XPO Logistics, Inc.
6.25% due 5/1/2025(2)	497,000	531,102

		1,181,809

Total Corporate Bonds & Notes (Cost $142,125,320)		147,688,327

Municipals — 0.9%
California Health Facilities Financing Authority
3.034% due 6/1/2034	195,000	206,306
Foothill-Eastern Transportation Corridor Agency
4.094% due 1/15/2049	354,000	375,856
Massachusetts School Building Authority
3.395% due 10/15/2040	490,000	526,990

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Municipals — (continued)
Michigan Finance Authority
3.084% due 12/1/2034	$515,000	$554,109
Permanent University Fund–Texas A&M University System
3.66% due 7/1/2047	375,000	412,672
Regents of the University of California Medical Center Pooled Revenue
3.006% due 5/15/2050	205,000	221,546
State of California
7.30% due 10/1/2039	130,000	213,494
7.625% due 3/1/2040	190,000	328,905

Total Municipals (Cost $2,657,649)		2,839,878

Non–Agency Mortgage–Backed Securities — 7.4%
Angel Oak Mortgage Trust
2020-1 A1
2.466% due 12/25/2059(2)(3)(5)	172,447	174,170
Angel Oak Mortgage Trust I LLC
2019-4 A1
2.993% due 7/26/2049(2)(3)(5)	473,584	480,108
Atrium Hotel Portfolio Trust
2018-ATRM A
1.102% due 6/15/2035(2)(3)(5)	349,000	331,550
BAMLL Commercial Mortgage Securities Trust
2013-WBRK A
3.652% due 3/10/2037(2)(3)(5)	3,900,000	3,846,418
BBCMS Mortgage Trust
2019-BWAY A
1.108% due 11/25/2034(2)(3)(5)	365,000	354,050
2019-BWAY B
1.462% due 11/25/2034(2)(3)(5)	160,000	158,450
BX Trust
2018-GW A
0.952% due 5/15/2035(2)(3)(5)	987,000	952,455
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)	1,685,000	1,106,806
Commercial Mortgage Trust
2015-PC1 AM
4.29% due 7/10/2050(3)(5)	310,000	346,756
2015-PC1 B
4.43% due 7/10/2050(3)(5)	100,000	106,307
2015-PC1 D
4.43% due 7/10/2050(3)(5)	33,000	25,095
2016-COR1 AM
3.494% due 10/10/2049	167,000	182,854
Credit Suisse Mortgage Capital Certificates
2020-SPT1 A1
1.70% due 4/25/2065(2)(3)(5)	746,104	746,186
Credit Suisse Mortgage Trust
2019-UVIL A
3.16% due 12/15/2041(2)	337,000	324,147
2020-AFC1 A1
2.24% due 2/25/2050(2)(3)(5)	398,407	403,685
CSAIL Commercial Mortgage Trust
2019-C18 AS
3.321% due 12/15/2052	394,045	407,260
DBWF Mortgage Trust
2018-GLKS A
1.186% due 12/19/2030(2)(3)(5)	630,000	610,706
Deephaven Residential Mortgage Trust
2019-3A A1
2.964% due 7/25/2059(2)(3)(5)	505,933	512,875

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
2019-4A A1
2.791% due 10/25/2059(2)(3)(5)	$334,552	$339,182
2020-1 A1
2.339% due 1/25/2060(2)(3)(5)	241,304	243,537
GCAT Trust
2020-NQM1 A1
2.247% due 1/25/2060(2)(3)(5)	190,805	194,531
Great Wolf Trust
2019-WOLF A
1.186% due 12/15/2036(2)(3)(5)	1,028,000	991,283
GS Mortgage Securities Corp. Trust
2012-BWTR A
2.954% due 11/5/2034(2)	1,273,000	1,268,728
2018-RIVR A
1.102% due 7/15/2035(2)(3)(5)	437,247	415,385
JP Morgan Chase Commercial Mortgage Securities Trust
2018-LAQ A
1.152% due 6/15/2032(2)(3)(5)	784,798	749,482
2018-LAQ B
1.452% due 6/15/2032(2)(3)(5)	554,400	522,428
2018-MINN A
2.02% due 11/15/2035(2)(3)(5)	339,000	313,614
2018-WPT AFL
1.109% due 7/5/2033(2)(3)(5)	234,229	227,202
2018-WPT BFL
1.409% due 7/5/2033(2)(3)(5)	724,000	650,786
2018-WPT BFX
4.549% due 7/5/2033(2)	218,000	228,467
2018-WPT CFX
4.95% due 7/5/2033(2)	290,000	289,875
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.41% due 7/15/2048(3)(5)	13,000	12,761
Morgan Stanley Capital Barclays Bank Trust
2016-MART C
2.817% due 9/13/2031(2)	100,000	98,280
New Residential Mortgage Loan Trust
2019-NQM3 A1
2.802% due 7/25/2049(2)(3)(5)	430,613	438,578
2020-NQM1 A1
2.464% due 1/26/2060(2)(3)(5)	160,021	161,926
PFP Ltd.
2019-6 A
1.202% due 4/14/2037(2)(3)(5)	416,000	408,485
ReadyCap Commercial Mortgage Trust
2019-6 A
2.833% due 10/25/2052(2)	317,516	322,137
Residential Mortgage Loan Trust
2020-1 A1
2.376% due 2/25/2024(2)(3)(5)	111,732	113,354
Starwood Mortgage Residential Trust
2020-1 A1
2.275% due 2/25/2050(2)(3)(5)	246,365	250,874
2020-3 A1
1.486% due 4/25/2065(2)(3)(5)	924,113	928,305
Verus Securitization Trust
2020-1 A1
2.417% due 1/25/2060(2)(3)(5)	566,903	578,929
Vista Point Securitization Trust
2020-2 A1
1.475% due 4/25/2065(2)(3)(5)	521,641	521,621
Wells Fargo Commercial Mortgage Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)		Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
2015-C28 D
4.238% due 5/15/2048(3)(5)		$1,500,000	$1,254,162
2016-C35 C
4.176% due 7/15/2048(3)(5)		131,000	126,604
2017-C41 AS
3.785% due 11/15/2050(3)(5)		279,000	297,275
WFLD Mortgage Trust
2014-MONT A
3.755% due 8/10/2031(2)(3)(5)		2,000,000	2,002,529

Total Non–Agency Mortgage–Backed Securities (Cost $25,623,205)			25,020,198

Foreign Government — 3.5%
Abu Dhabi Government International Bond
2.50% due 9/30/2029(2)	USD	700,000	747,905
Bermuda Government International Bond
2.375% due 8/20/2030(2)	USD	1,010,000	1,021,362
Dominican Republic International Bond
4.875% due 9/23/2032(2)	USD	360,000	358,020
Egypt Government International Bond
4.55% due 11/20/2023(2)	USD	200,000	199,750
6.588% due 2/21/2028(2)	USD	350,000	345,321
7.60% due 3/1/2029(2)	USD	500,000	512,190
Ghana Government International Bond
6.375% due 2/11/2027(2)	USD	725,000	651,584
Indonesia Government International Bond
3.40% due 9/18/2029	USD	725,000	793,142
4.75% due 1/8/2026	USD	860,000	998,155
Nigeria Government International Bond
6.375% due 7/12/2023(2)	USD	315,000	320,944
7.143% due 2/23/2030(2)	USD	695,000	658,651
Peruvian Government International Bond
2.392% due 1/23/2026	USD	726,000	761,581
Qatar Government International Bond
3.25% due 6/2/2026(2)	USD	1,290,000	1,419,000
4.00% due 3/14/2029(2)	USD	860,000	1,005,099
5.103% due 4/23/2048(2)	USD	210,000	291,728
Saudi Government International Bond
3.25% due 10/22/2030(2)	USD	720,000	781,906
Turkey Government International Bond
4.25% due 4/14/2026	USD	435,000	391,677
5.25% due 3/13/2030	USD	230,000	204,601
Turkiye Ihracat Kredi Bankasi A.S.
8.25% due 1/24/2024(2)	USD	250,000	254,008
Ukraine Government International Bond
7.75% due 9/1/2024(2)	USD	149,000	149,373

Total Foreign Government (Cost $11,697,685)			11,865,997

U.S. Government Securities — 20.9%
U.S. Treasury Bill
0.09% due 11/12/2020(6)		$18,914,000	18,911,986
U.S. Treasury Bond
1.25% due 5/15/2050		1,995,000	1,896,497
1.375% due 8/15/2050		7,354,000	7,217,262
2.75% due 11/15/2047		5,274,000	6,870,827
3.625% due 8/15/2043		5,029,000	7,345,287
U.S. Treasury Note
0.125% due 7/31/2022		2,106,000	2,106,000
0.125% due 8/15/2023		4,981,000	4,977,109
0.25% due 7/31/2025		2,982,000	2,979,903
0.625% due 8/15/2030		1,168,000	1,162,160

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
2.50% due 1/31/2021	$16,775,000	$16,907,365

Total U.S. Government Securities (Cost $67,446,915)		70,374,396

Short–Term Investment — 5.1%
Repurchase Agreements — 5.1%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $17,030,177, due 10/1/2020(7)	17,030,177	17,030,177

Total Repurchase Agreements (Cost $17,030,177)		17,030,177

Total Investments(8) — 121.4% (Cost $399,260,894)		407,915,557

Liabilities in excess of other assets(9) — (21.4)%		(71,845,884)

Total Net Assets — 100.0%		$336,069,673

(1)	TBA - To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2020, the aggregate market value of these securities amounted to $123,973,198, representing 36.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2020.
(4)

Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2020, interest payments had been made in cash.

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$17,449,900	$17,370,835

(8)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(9)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts as follows:

Open futures contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2020	93	Long	$16,255,551	$16,394,156	$138,605
U.S. Ultra Long Bond	December 2020	33	Long	7,224,944	7,319,813	94,869

Total				$23,480,495	$23,713,969	$233,474

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2020	5	Short	$(629,952)	$(630,156)	$(204)
U.S. Ultra 10-Year Treasury Note	December 2020	102	Short	(16,189,729)	(16,344,138)	(154,409)

Total				$(16,819,681)	$(16,974,294)	$(154,613)

Legend:

CLO – Collateralized Loan Obligation

LIBOR – London Interbank Offered Rate

PIK – Payment–In–Kind

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$80,518,707	$—	$80,518,707
Asset–Backed Securities	—	52,577,877	—	52,577,877
Corporate Bonds & Notes	—	147,688,327	—	147,688,327
Municipals	—	2,839,878	—	2,839,878
Non–Agency Mortgage–Backed Securities	—	25,020,198	—	25,020,198
Foreign Government	—	11,865,997	—	11,865,997
U.S. Government Securities	—	70,374,396	—	70,374,396
Repurchase Agreements	—	17,030,177	—	17,030,177

Total	$—	$407,915,557	$—	$407,915,557

Other Financial Instruments
Futures Contracts
Assets	$233,474	$—	$—	$233,474
Liabilities	(154,613)	—	—	(154,613)

Total	$78,861	$—	$—	$78,861

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 98.2%
Aerospace & Defense — 1.2%
Cubic Corp.	52,240	$3,038,801

		3,038,801

Airlines — 0.9%
SkyWest, Inc.	80,363	2,399,639

		2,399,639

Auto Components — 1.0%
Visteon Corp.(1)	37,660	2,606,825

		2,606,825

Banks — 6.3%
Bank OZK	168,895	3,600,841
CVB Financial Corp.	114,380	1,902,139
First Interstate BancSystem, Inc., Class A	94,335	3,004,570
TriState Capital Holdings, Inc.(1)	170,730	2,260,465
WesBanco, Inc.	102,191	2,182,800
Wintrust Financial Corp.	85,349	3,418,228

		16,369,043

Biotechnology — 2.0%
Amarin Corp. PLC, ADR(1)	559,426	2,355,183
Amicus Therapeutics, Inc.(1)	198,000	2,795,760

		5,150,943

Capital Markets — 3.1%
Blucora, Inc.(1)	188,317	1,773,946
Conyers Park II Acquisition Corp.(1)(2)(3)	342,808	3,201,299
Healthcare Merger Corp., Class A(1)(2)(3)	211,350	1,919,918
PennantPark Investment Corp.	360,031	1,148,499

		8,043,662

Consumer Finance — 3.0%
Encore Capital Group, Inc.(1)	95,475	3,684,380
OneMain Holdings, Inc.	77,575	2,424,219
Oportun Financial Corp.(1)	148,034	1,745,321

		7,853,920

Containers & Packaging — 1.2%
Silgan Holdings, Inc.	82,272	3,025,141

		3,025,141

Diversified Consumer Services — 2.1%
frontdoor, Inc.(1)	68,930	2,682,066
K12, Inc.(1)	110,934	2,922,002

		5,604,068

Diversified Financial Services — 0.8%
East Resources Acquisition Co.(1)	198,670	2,002,594

		2,002,594

Electric Utilities — 1.1%
PNM Resources, Inc.	69,308	2,864,500

		2,864,500

Electronic Equipment, Instruments & Components — 3.1%
Itron, Inc.(1)	66,311	4,027,730
Littelfuse, Inc.	11,530	2,044,730
nLight, Inc.(1)	88,396	2,075,538

		8,147,998

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — 0.5%
Helmerich & Payne, Inc.	87,100	$1,276,015

		1,276,015

Equity Real Estate Investment — 6.0%
Brandywine Realty Trust REIT	179,478	1,855,802
Kite Realty Group Trust REIT	213,782	2,475,596
Lexington Realty Trust REIT	355,654	3,716,584
Outfront Media, Inc. REIT	132,327	1,925,358
Physicians Realty Trust REIT	226,930	4,064,316
RLJ Lodging Trust REIT	178,680	1,547,369

		15,585,025

Food & Staples Retailing — 1.2%
Sprouts Farmers Market, Inc.(1)	155,513	3,254,887

		3,254,887

Food Products — 3.1%
Sanderson Farms, Inc.	25,990	3,066,040
UTZ Brands, Inc.	279,940	5,010,926

		8,076,966

Health Care Equipment & Supplies — 1.5%
Quotient Ltd.(1)	780,735	4,012,978

		4,012,978

Health Care Providers & Services — 7.6%
Acadia Healthcare Co., Inc.(1)	147,821	4,357,763
Covetrus, Inc.(1)	168,430	4,109,692
Encompass Health Corp.	32,183	2,091,251
HealthEquity, Inc.(1)	76,339	3,921,535
R1 RCM, Inc.(1)	309,996	5,316,431

		19,796,672

Health Care Technology — 2.4%
Health Catalyst, Inc.(1)	95,110	3,481,026
Omnicell, Inc.(1)	39,330	2,936,378

		6,417,404

Hotels, Restaurants & Leisure — 2.1%
Everi Holdings, Inc.(1)	328,080	2,706,660
Texas Roadhouse, Inc.	48,000	2,917,920

		5,624,580

Household Durables — 0.2%
Century Communities, Inc.(1)	11,000	465,630

		465,630

Independent Power and Renewable Electricity Producers — 1.3%
NextEra Energy Partners LP	57,599	3,453,636

		3,453,636

Insurance — 2.0%
Assured Guaranty Ltd.	91,089	1,956,592
BRP Group, Inc., Class A(1)	133,000	3,313,030

		5,269,622

Interactive Media & Services — 1.4%
QuinStreet, Inc.(1)	235,889	3,736,482

		3,736,482

IT Services — 6.4%
CSG Systems International, Inc.	59,740	2,446,353
EVERTEC, Inc.	90,003	3,124,004

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — (continued)
NIC, Inc.	125,000	$2,462,500
Switch, Inc., Class A	141,170	2,203,664
TTEC Holdings, Inc.	55,950	3,052,072
WNS Holdings Ltd., ADR (1)	52,975	3,388,281

		16,676,874

Life Sciences Tools & Services — 1.1%
Syneos Health, Inc.(1)	56,056	2,979,937

		2,979,937

Machinery — 2.4%
EnPro Industries, Inc.	61,875	3,490,369
Evoqua Water Technologies Corp.(1)	127,040	2,695,789

		6,186,158

Media — 2.4%
Gray Television, Inc.(1)	455,396	6,270,803

		6,270,803

Metals & Mining — 1.3%
Commercial Metals Co.	176,804	3,532,544

		3,532,544

Multi-Utilities — 1.6%
Black Hills Corp.	79,033	4,227,475

		4,227,475

Oil, Gas & Consumable Fuels — 2.0%
Brigham Minerals, Inc., Class A	186,100	1,660,012
International Seaways, Inc.	236,270	3,451,905

		5,111,917

Personal Products — 0.5%
Inter Parfums, Inc.	33,729	1,259,778

		1,259,778

Pharmaceuticals — 1.8%
Aerie Pharmaceuticals, Inc.(1)	126,334	1,486,951
Intra-Cellular Therapies, Inc.(1)	122,004	3,130,623

		4,617,574

Professional Services — 1.0%
ICF International, Inc.	43,666	2,686,769

		2,686,769

Road & Rail — 1.9%
Landstar System, Inc.	17,485	2,194,193
Marten Transport Ltd.	176,310	2,877,379

		5,071,572

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Energy Industries, Inc.(1)	48,390	3,045,667
Semtech Corp.(1)	37,062	1,962,803
Tower Semiconductor Ltd.(1)	149,418	2,722,396

		7,730,866

Software — 5.8%
2U, Inc.(1)	92,314	3,125,752
CommVault Systems, Inc.(1)	103,939	4,240,711
Pluralsight, Inc., Class A(1)	147,100	2,519,823
Rapid7, Inc.(1)	49,084	3,005,904
Sumo Logic, Inc.(1)	32,140	700,652

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Vertex, Inc., Class A(1)	67,990	$1,563,770

		15,156,612

Specialty Retail — 4.6%
Aaron’s, Inc.	70,496	3,993,598
Lithia Motors, Inc., Class A	14,551	3,316,755
Murphy USA, Inc.(1)	37,632	4,827,057

		12,137,410

Thrifts & Mortgage Finance — 2.2%
Essent Group Ltd.	73,662	2,726,231
Washington Federal, Inc.	150,020	3,129,417

		5,855,648

Trading Companies & Distributors — 5.1%
Foundation Building Materials, Inc.(1)	137,403	2,159,975
GATX Corp.	37,210	2,372,138
Rush Enterprises, Inc., Class A	61,885	3,127,668
Textainer Group Holdings Ltd.(1)	196,400	2,781,024
Triton International Ltd.	71,141	2,893,304

		13,334,109

Total Common Stocks (Cost $267,114,280)		256,913,077

	Principal Amount	Value

Short–Term Investment — 4.2%
Repurchase Agreements — 4.2%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $10,984,300, due 10/1/2020(4)	$10,984,300	10,984,300

Total Repurchase Agreements (Cost $10,984,300)		10,984,300

Total Investments — 102.4% (Cost $278,098,580)		267,897,377

Liabilities in excess of other assets — (2.4)%		(6,248,914)

Total Net Assets — 100.0%		$261,648,463

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2020, the aggregate market value of this security amounted to $5,121,217, representing 2.0% of net assets. This security has been deemed illiquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Conyers Park II Acquisition Corp.	342,808	$3,428,080	$3,201,299	9/8/2020	1.22%
Healthcare Merger Corp.	211,350	2,113,500	1,919,918	7/29/2020	0.73%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$11,255,000	$11,204,004

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$251,791,860	$5,121,217	$—	$256,913,077
Repurchase Agreements	—	10,984,300	—	10,984,300

Total	$251,791,860	$16,105,517	$—	$267,897,377

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2020 (unaudited)	Shares	Value

Common Stocks — 99.2%
Bermuda — 3.3%
CK Infrastructure Holdings Ltd.	529,500	$2,477,907

		2,477,907

Brazil — 1.5%
Cia de Saneamento do Parana	251,100	1,137,482

		1,137,482

Cayman Islands — 3.2%
ENN Energy Holdings Ltd.	220,800	2,408,845

		2,408,845

China — 4.9%
China Longyuan Power Group Corp. Ltd., Class H	5,992,000	3,760,389

		3,760,389

France — 4.7%
Engie S.A.(1)	270,982	3,621,803

		3,621,803

Germany — 4.4%
E.ON SE	217,481	2,402,876
RWE AG	25,558	958,203

		3,361,079

Italy — 4.2%
Enel S.p.A.	367,633	3,192,213

		3,192,213

Japan — 3.2%
The Kansai Electric Power Co., Inc.	146,700	1,422,043
Tokyo Gas Co. Ltd.	44,400	1,014,382

		2,436,425

Spain — 8.2%
Iberdrola S.A.	510,033	6,277,401

		6,277,401

United Kingdom — 3.9%
National Grid PLC	259,015	2,981,706

		2,981,706

United States — 57.7%
Avangrid, Inc.	27,014	1,363,126
CenterPoint Energy, Inc.	177,561	3,435,805
Duke Energy Corp.	79,192	7,013,244
Edison International	62,421	3,173,484
Eversource Energy	36,499	3,049,492
Exelon Corp.	93,924	3,358,722
FirstEnergy Corp.	113,771	3,266,365
NextEra Energy, Inc.	13,524	3,753,722
NRG Energy, Inc.	89,102	2,738,996
Pinnacle West Capital Corp.	44,945	3,350,650
Sempra Energy	25,842	3,058,659
The AES Corp.	170,667	3,090,779
Xcel Energy, Inc.	49,039	3,384,181

		44,037,225

Total Common Stocks (Cost $78,139,164)		75,692,475

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Short–Term Investment — 0.8%
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $628,867, due 10/1/2020(2)	$628,867	$628,867

Total Repurchase Agreements (Cost $628,867)		628,867

Total Investments — 100.0% (Cost $78,768,031)		76,321,342

Assets in excess of other liabilities — 0.0%		1,894

Total Net Assets — 100.0%		$76,323,236

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$644,400	$641,480

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$2,477,907	*	$—	$2,477,907
Brazil	1,137,482	—		—	1,137,482
Cayman Islands	—	2,408,845	*	—	2,408,845
China	—	3,760,389	*	—	3,760,389
France	—	3,621,803	*	—	3,621,803
Germany	—	3,361,079	*	—	3,361,079
Italy	—	3,192,213	*	—	3,192,213
Japan	—	2,436,425	*	—	2,436,425
Spain	—	6,277,401	*	—	6,277,401
United Kingdom	—	2,981,706	*	—	2,981,706
United States	44,037,225	—		—	44,037,225
Repurchase Agreements	—	628,867		—	628,867

Total	$45,174,707	$31,146,635		$—	$76,321,342

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 0.5%
Freddie Mac Multifamily Structured Pass-Through Certificates
K076 A2
3.90% due 4/25/2028	$1,230,000	$1,473,884

Total Agency Mortgage–Backed Securities (Cost $1,406,478)		1,473,884

Asset–Backed Securities — 4.3%
AmeriCredit Automobile Receivables Trust
2017-1 C
2.71% due 8/18/2022	1,358,879	1,370,396
Ares XXXIV CLO Ltd.
2015-2A BR2
1.873% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(2)	300,000	291,691
Avis Budget Rental Car Funding AESOP LLC
2015-2A A
2.63% due 12/20/2021(1)	750,000	751,715
BlueMountain CLO Ltd.
2014-2A BR2
2.022% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	600,000	593,169
Citibank Credit Card Issuance Trust
2014-A1 A1
2.88% due 1/23/2023	2,300,000	2,318,671
Enterprise Fleet Financing LLC
2019-1 A2
2.98% due 10/20/2024(1)	965,908	981,739
GM Financial Consumer Automobile Receivables Trust
2018-2 B
3.12% due 12/18/2023	1,500,000	1,554,490
ICG U.S. CLO Ltd.
2018-2A B
2.008% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	1,500,000	1,483,341
John Deere Owner Trust
2018-A A3
2.66% due 4/18/2022	292,293	293,893
Santander Drive Auto Receivables Trust
2016-3 D
2.80% due 8/15/2022	1,353,438	1,363,340
Taco Bell Funding LLC
2018-1A A2I
4.318% due 11/25/2048(1)	928,463	948,062
Voya CLO Ltd.
2016-3A A3R
2.022% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	835,000	828,955

Total Asset–Backed Securities (Cost $12,702,434)		12,779,462

Corporate Bonds & Notes — 57.1%
Aerospace & Defense — 0.9%
The Boeing Co.
2.70% due 2/1/2027	2,000,000	1,950,554
5.15% due 5/1/2030	700,000	786,806

		2,737,360

Agriculture — 2.0%
BAT Capital Corp.
2.726% due 3/25/2031	1,000,000	996,455
3.462% due 9/6/2029	3,500,000	3,726,741
Philip Morris International, Inc.
4.25% due 11/10/2044	950,000	1,148,239

		5,871,435

Auto Manufacturers — 2.3%
General Motors Co.
6.80% due 10/1/2027	3,550,000	4,323,696

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Manufacturers — (continued)
General Motors Financial Co., Inc.
3.60% due 6/21/2030	$2,300,000	$2,381,896

		6,705,592

Beverages — 3.7%
Anheuser-Busch InBev Worldwide, Inc.
4.75% due 1/23/2029	6,000,000	7,322,513
Constellation Brands, Inc.
2.875% due 5/1/2030	3,000,000	3,239,192
5.25% due 11/15/2048	300,000	403,733

		10,965,438

Commercial Banks — 4.4%
Citigroup, Inc.
2.666% (2.666% fixed rate until 1/29/2030; SOFR + 1.146% thereafter) due 1/29/2031(2)	2,450,000	2,578,617
Credit Suisse Group AG
3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41% thereafter) due 1/12/2029(1)(2)	5,000,000	5,583,299
Huntington Bancshares, Inc.
2.55% due 2/4/2030	1,100,000	1,152,169
Sumitomo Mitsui Financial Group, Inc.
3.202% due 9/17/2029	2,000,000	2,168,707
Wells Fargo & Co.
3.90% due 5/1/2045	1,400,000	1,636,951

		13,119,743

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.65% due 7/21/2027	3,500,000	3,205,967
Apollo Management Holdings LP
4.872% due 2/15/2029(1)	3,000,000	3,513,398
Jefferies Group LLC
2.75% due 10/15/2032	1,800,000	1,781,424
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15% due 1/23/2030	1,780,000	2,006,069

		10,506,858

Electric — 1.5%
CenterPoint Energy, Inc.
2.95% due 3/1/2030	4,200,000	4,601,850

		4,601,850

Food — 4.1%
Conagra Brands, Inc.
4.85% due 11/1/2028	3,700,000	4,518,700
5.40% due 11/1/2048	400,000	544,306
Post Holdings, Inc.
5.00% due 8/15/2026(1)	1,000,000	1,025,000
The Kroger Co.
2.20% due 5/1/2030	5,250,000	5,512,971
3.95% due 1/15/2050	600,000	700,370

		12,301,347

Food Service — 0.3%
Aramark Services, Inc.
6.375% due 5/1/2025(1)	1,000,000	1,041,675

		1,041,675

Healthcare-Services — 0.4%
Tenet Healthcare Corp.
6.75% due 6/15/2023	1,000,000	1,050,000

		1,050,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — 2.8%
Arch Capital Group Ltd.
3.635% due 6/30/2050	$2,400,000	$2,580,223
CNA Financial Corp.
2.05% due 8/15/2030	5,770,000	5,759,748

		8,339,971

Lodging — 0.4%
MGM Resorts International
5.50% due 4/15/2027	1,000,000	1,045,000

		1,045,000

Media — 5.5%
Altice Financing S.A.
7.50% due 5/15/2026(1)	1,000,000	1,058,530
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 2/1/2028(1)	1,000,000	1,050,000
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 4/1/2031	900,000	936,014
5.05% due 3/30/2029	3,500,000	4,195,042
Comcast Corp.
3.969% due 11/1/2047	500,000	597,694
4.25% due 10/15/2030	4,300,000	5,280,570
ViacomCBS, Inc.
4.20% due 5/19/2032	2,700,000	3,089,759

		16,207,609

Oil & Gas — 3.2%
Hess Corp.
4.30% due 4/1/2027	4,000,000	4,177,911
Marathon Oil Corp.
4.40% due 7/15/2027	2,600,000	2,586,428
Marathon Petroleum Corp.
4.50% due 4/1/2048	500,000	506,726
Noble Energy, Inc.
3.85% due 1/15/2028	1,000,000	1,135,589
Valero Energy Corp.
4.00% due 4/1/2029	1,000,000	1,095,697

		9,502,351

Packaging & Containers — 1.3%
WRKCo, Inc.
3.00% due 6/15/2033	3,500,000	3,807,279

		3,807,279

Pharmaceuticals — 3.8%
Bausch Health Cos., Inc.
6.125% due 4/15/2025(1)	1,000,000	1,023,750
Becton Dickinson and Co.
2.823% due 5/20/2030	4,900,000	5,284,213
3.794% due 5/20/2050	300,000	335,555
CVS Health Corp.
3.25% due 8/15/2029	2,650,000	2,915,022
3.75% due 4/1/2030	1,500,000	1,711,701

		11,270,241

Pipelines — 3.1%
MPLX LP
4.00% due 3/15/2028	4,500,000	4,897,317
4.70% due 4/15/2048	400,000	405,961
ONEOK, Inc.
3.40% due 9/1/2029	800,000	783,840
4.00% due 7/13/2027	1,600,000	1,664,684
4.45% due 9/1/2049	500,000	445,008

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Sabine Pass Liquefaction LLC
4.50% due 5/15/2030(1)	$1,000,000	$1,126,451

		9,323,261

Real Estate Investment Trusts — 1.9%
Mid-America Apartments LP
3.95% due 3/15/2029	4,800,000	5,557,660

		5,557,660

Retail — 5.1%
Darden Restaurants, Inc.
3.85% due 5/1/2027	3,400,000	3,600,201
Lowe’s Cos., Inc.
4.50% due 4/15/2030	3,200,000	3,969,784
5.125% due 4/15/2050	800,000	1,104,090
Ross Stores, Inc.
4.80% due 4/15/2030	5,300,000	6,451,504

		15,125,579

Semiconductors — 1.8%
Broadcom, Inc.
4.75% due 4/15/2029	3,700,000	4,310,706
KLA Corp.
3.30% due 3/1/2050	1,000,000	1,056,522

		5,367,228

Telecommunications — 3.7%
T-Mobile USA, Inc.
3.875% due 4/15/2030(1)	4,300,000	4,878,866
4.75% due 2/1/2028	1,000,000	1,069,740
Vodafone Group PLC
4.375% due 5/30/2028	3,800,000	4,498,059
5.25% due 5/30/2048	500,000	646,411

		11,093,076

Toys, Games & Hobbies — 1.4%
Hasbro, Inc.
3.90% due 11/19/2029	4,000,000	4,209,836

		4,209,836

Total Corporate Bonds & Notes (Cost $165,973,684)		169,750,389

Non–Agency Mortgage–Backed Securities — 5.0%
BANK
2019-BN24 AS
3.283% due 11/15/2062	1,412,000	1,569,162
Benchmark Mortgage Trust
2019-B12 AS
3.419% due 8/15/2052	5,000,000	5,595,378
Citigroup Commercial Mortgage Trust
2016-C3 AS
3.366% due 11/15/2049(2)(3)	1,000,000	1,102,355
GS Mortgage Securities Trust
2017-FARM A
3.659% due 1/10/2043(1)(2)(3)	1,300,000	1,438,177
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	640,000	664,366
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	1,000,000	1,090,347

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
UBS Commercial Mortgage Trust
2017-C2 A4
3.487% due 8/15/2050	$1,500,000	$1,691,972
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,633,522

Total Non–Agency Mortgage–Backed Securities (Cost $14,133,078)		14,785,279

U.S. Government Agencies — 8.5%
Federal Farm Credit Banks Funding Corp.
1.625% due 12/27/2021	11,500,000	11,709,620
1.60% due 1/21/2022	11,500,000	11,715,993
0.50% due 7/2/2025	1,700,000	1,706,720

Total U.S. Government Agencies (Cost $24,744,989)		25,132,333

U.S. Government Securities — 22.3%
U.S. Treasury Bond
2.25% due 8/15/2049	4,975,000	5,933,659
U.S. Treasury Note
0.375% due 7/31/2027	5,200,000	5,174,000
0.50% due 6/30/2027	1,000,000	1,003,867
0.625% due 5/15/2030	880,000	877,388
1.50% due 1/15/2023	10,500,000	10,825,664
1.50% due 9/30/2024	40,300,000	42,370,098
1.625% due 8/15/2029	100,000	108,906

Total U.S. Government Securities (Cost $62,891,041)		66,293,582

Short–Term Investment — 0.8%
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $2,383,772, due 10/1/2020(4)	2,383,772	2,383,772

Total Repurchase Agreements (Cost $2,383,772)		2,383,772

Total Investments(5) — 98.5% (Cost $284,235,476)		292,598,701

Assets in excess of other liabilities(6) — 1.5%		4,391,156

Total Net Assets — 100.0%		$296,989,857

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2020, the aggregate market value of these securities amounted to $28,282,184, representing 9.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2020.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. Treasury Inflation-Indexed Bond	0.125%	4/15/2021	$2,214,300	$2,431,472

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	December 2020	129	Long	$28,494,223	$28,503,961	$9,738
U.S. Long Bond	December 2020	139	Long	24,650,924	24,503,094	(147,830)
U.S. Ultra Long Bond	December 2020	61	Long	13,690,935	13,530,563	(160,372)

Total				$66,836,082	$66,537,618	$(298,464)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	December 2020	19	Short	$(2,650,376)	$(2,651,094)	$(718)
U.S. Ultra 10-Year Treasury Note	December 2020	480	Short	(76,836,990)	(76,762,500)	74,490

Total				$(79,487,366)	$(79,413,594)	$73,772

Centrally cleared credit default swap agreements — sell protection(7):

Reference Entity	Implied Credit Spread at 9/30/2020(8)	Notional Amount(9)	Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Appreciation
CDX.NA.HY.S35	4.09%	USD 15,000,000	12/20/2025	5.00%	Quarterly	$597,124	$619,788	$22,664

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$1,473,884	$—	$1,473,884
Asset–Backed Securities	—	12,779,462	—	12,779,462
Corporate Bonds & Notes	—	169,750,389	—	169,750,389
Non–Agency Mortgage–Backed Securities	—	14,785,279	—	14,785,279
U.S. Government Agencies	—	25,132,333	—	25,132,333
U.S. Government Securities	—	66,293,582	—	66,293,582
Repurchase Agreements	—	2,383,772	—	2,383,772

Total	$—	$292,598,701	$—	$292,598,701

Other Financial Instruments
Futures Contracts
Assets	$84,228	$—	$—	$84,228
Liabilities	(308,920)	—	—	(308,920)
Swap Contracts
Assets	—	22,664	—	22,664

Total	$(224,692)	$22,664	$—	$(202,028)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 13.0%
Federal Home Loan Mortgage Corp.
3.00% due 12/1/2049	$4,368,573	$4,574,307
3.50% due 2/1/2050	11,672,603	12,296,623
Federal National Mortgage Association
2.50% due 9/1/2050	3,089,391	3,243,169
3.00% due 9/1/2049	1,318,767	1,380,873
3.00% due 9/1/2049	718,811	752,967
3.00% due 11/1/2049	1,795,547	1,880,107
3.50% due 3/1/2034	4,658,328	4,925,644
3.50% due 7/1/2049	1,705,607	1,797,486
4.00% due 12/1/2048	2,789,538	2,972,563
4.00% due 5/1/2049	3,575,575	3,810,875
Freddie Mac Multifamily Structured Pass-Through Certificates
K053 A2
2.995% due 12/25/2025	350,000	387,907
K054 A2
2.745% due 1/25/2026	762,259	839,185
K064 A2
3.224% due 3/25/2027	1,000,000	1,141,796
K076 A2
3.90% due 4/25/2028	1,620,000	1,941,212

Total Agency Mortgage–Backed Securities (Cost $40,906,582)		41,944,714

Asset–Backed Securities — 4.6%
American Express Credit Account Master Trust
2019-1 A
2.87% due 10/15/2024	1,000,000	1,038,499
Ares XXXIV CLO Ltd.
2015-2A BR2
1.873% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(2)	450,000	437,537
Avis Budget Rental Car Funding AESOP LLC
2015-2A A
2.63% due 12/20/2021(1)	750,000	751,715
BlueMountain CLO Ltd.
2014-2A BR2
2.022% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	800,000	790,892
Citibank Credit Card Issuance Trust
2014-A1 A1
2.88% due 1/23/2023	1,550,000	1,562,582
Ford Credit Auto Owner Trust
2016-2 A
2.03% due 12/15/2027(1)	1,000,000	1,011,561
GM Financial Automobile Leasing Trust
2019-1 A3
2.98% due 12/20/2021	832,213	838,452
Hyundai Auto Receivables Trust
2019-B A4
2.00% due 4/15/2025	1,400,000	1,451,400
ICG U.S. CLO Ltd.
2018-2A B
2.008% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	2,500,000	2,472,235
Santander Drive Auto Receivables Trust
2016-3 D
2.80% due 8/15/2022	1,353,438	1,363,340
Verizon Owner Trust
2019-A A1A
2.93% due 9/20/2023	1,000,000	1,024,671
Volkswagen Auto Loan Enhanced Trust
2018-1 A4
3.15% due 7/22/2024	1,000,000	1,032,091

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Voya CLO Ltd.
2016-3A A3R
2.022% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	$955,000	$948,087

Total Asset–Backed Securities (Cost $14,627,710)		14,723,062

Corporate Bonds & Notes — 45.9%
Aerospace & Defense — 0.6%
The Boeing Co.
2.70% due 2/1/2027	2,000,000	1,950,554

		1,950,554

Agriculture — 1.7%
BAT Capital Corp.
3.462% due 9/6/2029	4,000,000	4,259,132
Philip Morris International, Inc.
4.25% due 11/10/2044	880,000	1,063,632

		5,322,764

Auto Manufacturers — 1.3%
General Motors Co.
6.80% due 10/1/2027	800,000	974,354
General Motors Financial Co., Inc.
3.60% due 6/21/2030	3,000,000	3,106,822

		4,081,176

Beverages — 2.6%
Anheuser-Busch InBev Worldwide, Inc.
4.75% due 1/23/2029	5,500,000	6,712,304
Constellation Brands, Inc.
4.10% due 2/15/2048	700,000	808,484
5.25% due 11/15/2048	600,000	807,465

		8,328,253

Commercial Banks — 3.7%
Citigroup, Inc.
2.666% (2.666% fixed rate until 1/29/2030; SOFR + 1.146% thereafter) due 1/29/2031(2)	3,200,000	3,367,989
Credit Suisse Group AG
3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41% thereafter) due 1/12/2029(1)(2)	3,500,000	3,908,310
Huntington Bancshares, Inc.
2.55% due 2/4/2030	1,900,000	1,990,110
Sumitomo Mitsui Financial Group, Inc.
3.202% due 9/17/2029	1,500,000	1,626,530
Wells Fargo & Co.
3.068% (3.068% fixed rate until 4/30/2040; SOFR + 2.53% thereafter) due 4/30/2041(2)	310,000	324,291
3.90% due 5/1/2045	700,000	818,476

		12,035,706

Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.65% due 7/21/2027	2,000,000	1,831,981
Apollo Management Holdings LP
4.872% due 2/15/2029(1)	2,000,000	2,342,265
Jefferies Group LLC
4.15% due 1/23/2030	2,000,000	2,254,010

		6,428,256

Electric — 1.0%
CenterPoint Energy, Inc.
2.95% due 3/1/2030	3,000,000	3,287,036

		3,287,036

Food — 2.8%
Conagra Brands, Inc.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Food — (continued)
4.85% due 11/1/2028	$3,400,000	$4,152,319
5.40% due 11/1/2048	300,000	408,230
Post Holdings, Inc.
5.00% due 8/15/2026(1)	1,650,000	1,691,250
The Kroger Co.
2.20% due 5/1/2030	2,750,000	2,887,746

		9,139,545

Food Service — 0.5%
Aramark Services, Inc.
6.375% due 5/1/2025(1)	1,650,000	1,718,764

		1,718,764

Healthcare-Services — 0.5%
Tenet Healthcare Corp.
6.75% due 6/15/2023	1,650,000	1,732,500

		1,732,500

Insurance — 2.3%
Arch Capital Group Ltd.
3.635% due 6/30/2050	1,900,000	2,042,676
CNA Financial Corp.
2.05% due 8/15/2030	5,255,000	5,245,663

		7,288,339

Lodging — 0.5%
MGM Resorts International
5.50% due 4/15/2027	1,650,000	1,724,250

		1,724,250

Media — 4.2%
Altice Financing S.A.
7.50% due 5/15/2026(1)	1,650,000	1,746,575
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 2/1/2028(1)	1,400,000	1,470,000
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 4/1/2031	2,500,000	2,600,037
5.05% due 3/30/2029	1,000,000	1,198,583
Comcast Corp.
3.969% due 11/1/2047	1,000,000	1,195,388
4.25% due 10/15/2030	2,250,000	2,763,089
ViacomCBS, Inc.
4.20% due 5/19/2032	2,400,000	2,746,453

		13,720,125

Oil & Gas — 2.1%
Hess Corp.
4.30% due 4/1/2027	3,000,000	3,133,433
Marathon Oil Corp.
4.40% due 7/15/2027	2,400,000	2,387,472
Noble Energy, Inc.
3.85% due 1/15/2028	1,000,000	1,135,589

		6,656,494

Packaging & Containers — 1.4%
WRKCo, Inc.
3.00% due 6/15/2033	900,000	979,014
4.90% due 3/15/2029	2,900,000	3,563,182

		4,542,196

Pharmaceuticals — 2.3%
Bausch Health Cos., Inc.
6.125% due 4/15/2025(1)	1,650,000	1,689,188
Becton Dickinson and Co.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — (continued)
2.823% due 5/20/2030	$2,600,000	$2,803,868
3.794% due 5/20/2050	200,000	223,703
4.669% due 6/6/2047	700,000	864,360
CVS Health Corp.
3.25% due 8/15/2029	450,000	495,004
3.75% due 4/1/2030	1,300,000	1,483,474

		7,559,597

Pipelines — 3.1%
MPLX LP
2.65% due 8/15/2030	1,700,000	1,659,308
4.00% due 3/15/2028	2,300,000	2,503,073
ONEOK, Inc.
3.40% due 9/1/2029	300,000	293,940
4.00% due 7/13/2027	2,100,000	2,184,898
Sabine Pass Liquefaction LLC
4.50% due 5/15/2030(1)	1,000,000	1,126,452
Transcontinental Gas Pipe Line Co. LLC
3.25% due 5/15/2030(1)	2,000,000	2,161,743

		9,929,414

Real Estate Investment Trusts — 2.1%
American Tower Corp.
3.80% due 8/15/2029	2,500,000	2,861,929
Mid-America Apartments LP
3.95% due 3/15/2029	3,500,000	4,052,460

		6,914,389

Retail — 4.2%
Darden Restaurants, Inc.
3.85% due 5/1/2027	2,900,000	3,070,760
Lowe’s Cos., Inc.
4.50% due 4/15/2030	2,500,000	3,101,394
5.125% due 4/15/2050	500,000	690,056
Ross Stores, Inc.
4.80% due 4/15/2030	4,150,000	5,051,649
Target Corp.
2.65% due 9/15/2030	600,000	669,936
4.00% due 7/1/2042	800,000	1,048,526

		13,632,321

Semiconductors — 2.0%
Broadcom, Inc.
4.75% due 4/15/2029	3,100,000	3,611,673
KLA Corp.
3.30% due 3/1/2050	700,000	739,565
4.10% due 3/15/2029	1,700,000	2,040,226

		6,391,464

Telecommunications — 4.3%
Rogers Communications, Inc.
3.70% due 11/15/2049	850,000	944,722
T-Mobile USA, Inc.
3.875% due 4/15/2030(1)	3,700,000	4,198,094
4.75% due 2/1/2028	1,650,000	1,765,071
Verizon Communications, Inc.
4.329% due 9/21/2028	3,700,000	4,486,245
Vodafone Group PLC
4.375% due 5/30/2028	1,700,000	2,012,290
5.25% due 5/30/2048	350,000	452,488

		13,858,910

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Toys, Games & Hobbies — 0.7%
Hasbro, Inc.
3.90% due 11/19/2029	$2,000,000	$2,104,918

		2,104,918

Total Corporate Bonds & Notes (Cost $144,477,725)		148,346,971

Non–Agency Mortgage–Backed Securities — 4.1%
BANK
2019-BN24 AS
3.283% due 11/15/2062	1,413,000	1,570,274
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,330,000	1,449,184
2016-C3 AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,240,149
GS Mortgage Securities Corp. II
2005-ROCK A
5.366% due 5/3/2032(1)	1,800,000	2,089,590
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	750,000	816,404
2017-FARM A
3.659% due 1/10/2043(1)(2)(3)	1,200,000	1,327,548
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	680,000	705,889
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	750,000	817,760
UBS Commercial Mortgage Trust
2017-C2 A4
3.487% due 8/15/2050	1,500,000	1,691,972
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,633,522

Total Non–Agency Mortgage–Backed Securities (Cost $12,910,512)		13,342,292

U.S. Government Agencies — 4.6%
Federal Farm Credit Banks Funding Corp.
0.50% due 7/2/2025	1,200,000	1,204,744
1.625% due 12/27/2021	6,750,000	6,873,038
1.60% due 1/21/2022	6,750,000	6,876,778

Total U.S. Government Agencies (Cost $14,727,333)		14,954,560

U.S. Government Securities — 25.6%
U.S. Treasury Bond
2.25% due 8/15/2049	14,600,000	17,413,352
U.S. Treasury Note
0.50% due 6/30/2027	1,000,000	1,003,867
0.625% due 5/15/2030	700,000	697,922
1.50% due 9/30/2021	9,300,000	9,426,422
1.50% due 9/30/2024	45,150,000	47,469,228
1.625% due 8/15/2029	6,300,000	6,861,094

Total U.S. Government Securities (Cost $77,447,365)		82,871,885

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Short–Term Investment — 1.1%
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $3,465,304, due 10/1/2020(4)	$3,465,304	$3,465,304

Total Repurchase Agreements (Cost $3,465,304)		3,465,304

Total Investments(5) — 98.9% (Cost $308,562,531)		319,648,788

Assets in excess of other liabilities(6) — 1.1%		3,623,904

Total Net Assets — 100.0%		$323,272,692

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2020, the aggregate market value of these securities amounted to $32,587,695, representing 10.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2020.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. Treasury Inflation-Indexed Bond	0.125%	4/15/2021	$3,219,000	$3,534,710

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	December 2020	165	Long	$36,444,738	$36,458,555	$13,817
U.S. Long Bond	December 2020	315	Long	56,060,329	55,528,593	(531,736)

Total				$92,505,067	$91,987,148	$(517,919)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	December 2020	54	Short	$(6,799,235)	$(6,805,688)	$(6,453)
U.S. 10-Year Treasury Note	December 2020	91	Short	(12,676,955)	(12,697,343)	(20,388)
U.S. Ultra 10-Year Treasury Note	December 2020	468	Short	(74,914,508)	(74,843,438)	71,070

Total				$(94,390,698)	$(94,346,469)	$44,229

Centrally cleared credit default swap agreements — sell protection(7):

Reference Entity	Implied Credit Spread at 9/30/2020(8)	Notional Amount(9)	Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Appreciation
CDX.NA.HY.S35	4.09%	USD 10,000,000	12/20/2025	5.00%	Quarterly	$398,082	$413,192	$15,110

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$41,944,714	$—	$41,944,714
Asset–Backed Securities	—	14,723,062	—	14,723,062
Corporate Bonds & Notes	—	148,346,971	—	148,346,971
Non–Agency Mortgage–Backed Securities	—	13,342,292	—	13,342,292
U.S. Government Agencies	—	14,954,560	—	14,954,560
U.S. Government Securities	—	82,871,885	—	82,871,885
Repurchase Agreements	—	3,465,304	—	3,465,304

Total	$—	$319,648,788	$—	$319,648,788

Other Financial Instruments
Futures Contracts
Assets	$84,887	$—	$—	$84,887
Liabilities	(558,577)	—	—	(558,577)
Swap Contracts
Assets	—	15,110	—	15,110

Total	$(473,690)	$15,110	$—	$(458,580)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 34.8%
Fannie Mae ACES
2015-M17 A2
2.913% due 11/25/2025(1)(2)	$3,073,725	$3,368,685
2016-M11 A2
2.369% due 7/25/2026(2)	4,500,000	4,869,401
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2050	4,290,960	4,493,040
3.00% due 5/1/2050	4,745,489	4,968,975
Federal National Mortgage Association
2.50% due 9/1/2050	5,999,908	6,298,560
2.50% due 9/1/2050	3,587,680	3,766,260
2.50% due 10/1/2050	7,000,000	7,348,432
3.50% due 8/1/2049	3,341,672	3,521,813
3.50% due 10/1/2049	4,601,707	4,847,967
Freddie Mac Multifamily Structured Pass-Through Certificates
K026 A2
2.51% due 11/25/2022	2,865,000	2,970,546
K030 A2
3.25% due 4/25/2023(1)(2)	5,000,000	5,302,353
K032 A2
3.31% due 5/25/2023(1)(2)	2,490,000	2,659,620
K035 A2
3.458% due 8/25/2023(1)(2)	4,000,000	4,307,823
K053 A2
2.995% due 12/25/2025	2,375,000	2,632,225
K058 A2
2.653% due 8/25/2026	1,500,000	1,656,723
K063 A2
3.43% due 1/25/2027(1)(2)	946,945	1,092,908
K064 A2
3.224% due 3/25/2027	5,500,000	6,279,877
K066 A2
3.117% due 6/25/2027	6,000,000	6,801,094
K073 A2
3.35% due 1/25/2028	4,277,000	4,948,270
K075 A2
3.65% due 2/25/2028(1)(2)	4,000,000	4,705,504
K730 A2
3.59% due 1/25/2025(1)(2)	3,878,310	4,305,150

Total Agency Mortgage–Backed Securities (Cost $88,776,766)		91,145,226

Asset–Backed Securities — 2.5%
AmeriCredit Automobile Receivables Trust
2017-1 C
2.71% due 8/18/2022	1,132,399	1,141,997
BlueMountain CLO Ltd.
2014-2A BR2
2.022% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(3)	600,000	593,169
Capital One Prime Auto Receivables Trust
2020-1 A2
1.64% due 6/15/2023	1,799,916	1,811,996
Enterprise Fleet Financing LLC
2020-1 A2
1.78% due 12/22/2025(3)	2,000,000	2,030,316
Voya CLO Ltd.
2016-3A A3R
2.022% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(3)	925,000	918,304

Total Asset–Backed Securities (Cost $6,447,007)		6,495,782

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — 6.2%
Auto Manufacturers — 0.3%
Cummins, Inc.
0.75% due 9/1/2025	$800,000	$802,434

		802,434

Commercial Banks — 1.8%
Bank of America Corp.
2.881% (2.881% fixed rate until 4/24/2022; LIBOR 3 Month + 1.021% thereafter) due 4/24/2023(2)	850,000	879,231
JPMorgan Chase & Co.
3.125% due 1/23/2025	2,000,000	2,181,713
3.875% due 2/1/2024	1,500,000	1,654,814

		4,715,758

Electronics — 0.3%
Honeywell International, Inc.
1.35% due 6/1/2025	800,000	824,828

		824,828

Household Products & Wares — 0.8%
Reckitt Benckiser Treasury Services PLC
2.75% due 6/26/2024(3)	2,000,000	2,129,405

		2,129,405

Internet — 1.1%
Alibaba Group Holding Ltd.
3.60% due 11/28/2024	2,500,000	2,745,810

		2,745,810

Oil & Gas — 1.0%
Exxon Mobil Corp.
2.992% due 3/19/2025	2,500,000	2,739,642

		2,739,642

Retail — 0.6%
Walmart, Inc.
3.30% due 4/22/2024	1,425,000	1,554,797

		1,554,797

Software — 0.3%
Microsoft Corp.
3.125% due 11/3/2025	800,000	894,552

		894,552

Total Corporate Bonds & Notes (Cost $16,325,136)		16,407,226

Non–Agency Mortgage–Backed Securities — 11.2%
BAMLL Commercial Mortgage Securities Trust
2015-200P A
3.218% due 4/14/2033(3)	1,450,000	1,561,992
CGRBS Commercial Mortgage Trust
2013-VN05 A
3.369% due 3/13/2035(3)	2,000,000	2,106,040
2013-VN05 B
3.704% due 3/13/2035(1)(2)(3)	6,500,000	6,853,117
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,700,000	1,852,341
Commercial Mortgage Trust
2013-WWP B
3.726% due 3/10/2031(3)	3,075,000	3,267,477
2013-WWP C
3.544% due 3/10/2031(3)	1,500,000	1,588,045

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2020 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
2013-WWP D
3.898% due 3/10/2031(3)	$1,397,000	$1,489,621
2014-UBS3 A4
3.819% due 6/10/2047	1,550,000	1,694,680
2015-CR23 A4
3.497% due 5/10/2048	2,500,000	2,747,743
GS Mortgage Securities Corp. II
2005-ROCK A
5.366% due 5/3/2032(3)	1,700,000	1,973,501
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	1,410,000	1,534,840
JP Morgan Chase Commercial Mortgage Securities Trust
2012-C6 A3
3.507% due 5/15/2045	998,705	1,033,252
WFRBS Commercial Mortgage Trust
2011-C5 A4
3.667% due 11/15/2044	539,420	548,698
2014-C19 AS
4.271% due 3/15/2047	1,000,000	1,089,015

Total Non–Agency Mortgage–Backed Securities (Cost $29,040,431)		29,340,362

U.S. Government Agencies — 14.8%
Federal Farm Credit Banks Funding Corp.
1.625% due 12/27/2021	6,750,000	6,873,038
1.60% due 1/21/2022	6,750,000	6,876,779
1.21% due 3/3/2025	5,000,000	5,185,023
0.50% due 7/2/2025	4,100,000	4,116,207
Federal Home Loan Banks
2.375% due 9/10/2021	15,500,000	15,826,698

Total U.S. Government Agencies (Cost $38,395,845)		38,877,745

U.S. Government Securities — 24.1%
U.S. Treasury Note
1.375% due 10/15/2022	2,500,000	2,563,379
1.50% due 9/30/2024	41,800,000	43,947,148
1.75% due 7/15/2022	11,600,000	11,937,125
2.00% due 4/30/2024	4,400,000	4,684,625

Total U.S. Government Securities (Cost $60,648,983)		63,132,277

	Shares	Value

Exchange–Traded Funds — 4.6%
iShares MBS ETF	110,000	12,144,000

Total Exchange–Traded Funds (Cost $12,148,400)		12,144,000

	Principal Amount	Value

Short–Term Investment — 1.4%
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2020, proceeds at maturity value of $3,599,118, due 10/1/2020(4)	$3,599,118	3,599,118

Total Repurchase Agreements (Cost $3,599,118)		3,599,118

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2020 (unaudited)	Value

Total Investments(5) — 99.6% (Cost $255,381,686)	$261,141,736

Assets in excess of other liabilities(6) — 0.4%	953,140

Total Net Assets — 100.0%	$262,094,876

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2020.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2020, the aggregate market value of these securities amounted to $24,510,987, representing 9.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.375%	9/30/2027	$3,687,900	$3,671,190

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Assets in excess of other liabilities include net unrealized appreciation on futures contracts as follows:

Open futures contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	December 2020	18	Long	$3,977,074	$3,977,297	$223
U.S. 10-Year Treasury Note	December 2020	555	Long	77,398,294	77,439,844	41,550
U.S. Ultra 10-Year Treasury Note	December 2020	24	Long	3,842,063	3,838,125	(3,938)

Total				$85,217,431	$85,255,266	$37,835

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond	December 2020	27	Short	$(4,719,800)	$(4,759,594)	$(39,794)
U.S. Ultra Long Bond	December 2020	57	Short	(12,715,060)	(12,643,313)	71,747

Total				$(17,434,860)	$(17,402,907)	$31,953

Legend:

CLO – Collateralized Loan Obligation

LIBOR – London Interbank Offered Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$91,145,226	$—	$91,145,226
Asset–Backed Securities	—	6,495,782	—	6,495,782
Corporate Bonds & Notes	—	16,407,226	—	16,407,226
Non–Agency Mortgage–Backed Securities	—	29,340,362	—	29,340,362
U.S. Government Agencies	—	38,877,745	—	38,877,745
U.S. Government Securities	—	63,132,277	—	63,132,277
Exchange–Traded Funds	12,144,000	—	—	12,144,000
Repurchase Agreements	—	3,599,118	—	3,599,118

Total	$12,144,000	$248,997,736	$—	$261,141,736

Other Financial Instruments
Futures Contracts
Assets	$113,520	$—	$—	$113,520
Liabilities	(43,732)	—	—	(43,732)

Total	$69,788	$—	$—	$69,788

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of September 30, 2020, Guardian Small Cap Core VIP Fund held two illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of September 30, 2020, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of September 30, 2020 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of September 30, 2020, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the quarter ended September 30, 2020, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration. During the quarter ended September 30, 2020, Guardian Multi-Sector Bond VIP Fund and Guardian Total Return Bond VIP Fund entered into credit default swaps for risk exposure management and to enhance potential return.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.